UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
First Trust Merger Arbitrage Fund
Class A/VARAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$215	2.09%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, managing a merger arbitrage strategy has been complex due to an evolving opportunity set and increased regulatory challenges, especially across the technology, healthcare, and energy sectors. High-profile acquisitions in technology and healthcare faced regulatory scrutiny, while energy deals, notably by Exxon and Chevron, thrived amid the green energy shift. However, the current Federal Trade Commission regime has made the management of the strategy more difficult, as their influence has contributed to increased deal breaks and lower closure probabilities. Top contributors for the year included moves by Exxon and Chevron, acquiring Pioneer Natural Resources and Hess Corporation, respectively. The Fund’s top detractors for the year were Kimco Realty, acquiring RPT Reality, and Holly Energy Partners, acquired by HF Sinclair Corporation. Notable mega-deals announced throughout the year were Cisco’s acquisition of Splunk for $28 billion and Johnson & Johnson’s acquisition of Shockwave Medical for $13 billion. Private equity firms remained active in M&A, participating in a third of all deals, supported by substantial capital. With the Fed signaling stability in rates, corporate confidence for strategic acquisitions has improved. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management, avoiding all of the over 20 deal breaks in the past year. We remain committed to finding high-conviction opportunities for non-correlated returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)	-0.64%	2.60%	2.88%
First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load	5.40%	3.82%	3.50%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519,020,513
Total number of portfolio holdings	122
Total advisory fees paid (net)	$21,185,882
Portfolio turnover rate as of the end of the reporting period	403%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective November 18, 2024, the Fund has lowered the maximum sales charge for Class A shares from 5.75% to 4.50% and revised the sales charge and dealer reallowance schedules with respect to Class A Shares of the Fund, which vary by the amount invested. In connection with these revisions, no sales charge is applied to investments in Class A Shares of $250,000 or more (previously, $1 million or more); however, to the extent a finder’s fee was paid, a contingent deferred sales charge will be imposed on certain redemptions of such shares within 12 months of the date of purchase. In addition, the amount of such contingent deferred sales charge is lowered from 1.00% to 0.50%.
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the minimum initial investment for the Fund’s Class A shares was increased from $1,000 to $5,000.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

First Trust Merger Arbitrage Fund
Class I/VARBX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$184	1.79%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, managing a merger arbitrage strategy has been complex due to an evolving opportunity set and increased regulatory challenges, especially across the technology, healthcare, and energy sectors. High-profile acquisitions in technology and healthcare faced regulatory scrutiny, while energy deals, notably by Exxon and Chevron, thrived amid the green energy shift. However, the current Federal Trade Commission regime has made the management of the strategy more difficult, as their influence has contributed to increased deal breaks and lower closure probabilities. Top contributors for the year included moves by Exxon and Chevron, acquiring Pioneer Natural Resources and Hess Corporation, respectively. The Fund’s top detractors for the year were Kimco Realty, acquiring RPT Reality, and Holly Energy Partners, acquired by HF Sinclair Corporation. Notable mega-deals announced throughout the year were Cisco’s acquisition of Splunk for $28 billion and Johnson & Johnson’s acquisition of Shockwave Medical for $13 billion. Private equity firms remained active in M&A, participating in a third of all deals, supported by substantial capital. With the Fed signaling stability in rates, corporate confidence for strategic acquisitions has improved. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management, avoiding all of the over 20 deal breaks in the past year. We remain committed to finding high-conviction opportunities for non-correlated returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $500,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $500,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.70%	4.14%	3.82%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519,020,513
Total number of portfolio holdings	122
Total advisory fees paid (net)	$21,185,882
Portfolio turnover rate as of the end of the reporting period	403%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the minimum initial investment for the Fund’s Class I shares was lowered from $500,000 to $100,000.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

First Trust Merger Arbitrage Fund
Class C/VARCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of January 31, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)[1]	$187	2.76%
1	The Class C commenced operations on January 31, 2024. If the Class C had been operational for the entire annual period of October 1, 2023 to September 30, 2024, expenses would have been higher.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, managing a merger arbitrage strategy has been complex due to an evolving opportunity set and increased regulatory challenges, especially across the technology, healthcare, and energy sectors. High-profile acquisitions in technology and healthcare faced regulatory scrutiny, while energy deals, notably by Exxon and Chevron, thrived amid the green energy shift. However, the current Federal Trade Commission regime has made the management of the strategy more difficult, as their influence has contributed to increased deal breaks and lower closure probabilities. Top contributors for the year included moves by Exxon and Chevron, acquiring Pioneer Natural Resources and Hess Corporation, respectively. The Fund’s top detractors for the year were Kimco Realty, acquiring RPT Reality, and Holly Energy Partners, acquired by HF Sinclair Corporation. Notable mega-deals announced throughout the year were Cisco’s acquisition of Splunk for $28 billion and Johnson & Johnson’s acquisition of Shockwave Medical for $13 billion. Private equity firms remained active in M&A, participating in a third of all deals, supported by substantial capital. With the Fed signaling stability in rates, corporate confidence for strategic acquisitions has improved. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management, avoiding all of the over 20 deal breaks in the past year. We remain committed to finding high-conviction opportunities for non-correlated returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1]	3.56%	3.03%	2.71%
First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load[1]	4.56%	3.03%	2.71%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
1
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519,020,513
Total number of portfolio holdings	122
Total advisory fees paid (net)	$21,185,882
Portfolio turnover rate as of the end of the reporting period	403%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the Fund’s Class C shares will convert automatically to Class A shares of the Fund on a monthly basis in the month of the 7-year anniversary (or the following month if the 7-year anniversary is after the last business day of the month) of the Class C shares’ purchase date.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

First Trust Multi-Strategy Fund
Class A/FTMAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$199	1.90%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: merger arbitrage, option writing, and structured debt. The merger arbitrage strategy contributed a 2.54% return despite regulatory challenges, benefiting from careful deal selection with a median ‘deal spread’ yield of 8.5% and a 63-day average position duration. The option writing strategy returned 3.48%, profiting from favorable volatility conditions and rising equity prices. The VIX curve coming into the year led to a lower volatility risk premium (VRP) than historically expected for the strategy, leading to a smaller upside capture relative the equity markets. Structured debt yielded a 4.67% return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. There were no material detracting strategies during the period as all three achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)	4.46%	2.97%	3.40%
First Trust Multi-Strategy Fund (Class A/FTMAX) - excluding sales load	9.38%	4.04%	3.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[1]	23.48%	8.22%	7.74%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[1]	5.49%	2.33%	1.66%
1
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$530,545,045
Total number of portfolio holdings	285
Total advisory fees paid (net)	$3,774,534
Portfolio turnover rate as of the end of the reporting period	215%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

First Trust Multi-Strategy Fund
Class I/FTMIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$169	1.61%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: merger arbitrage, option writing, and structured debt. The merger arbitrage strategy contributed a 2.54% return despite regulatory challenges, benefiting from careful deal selection with a median ‘deal spread’ yield of 8.5% and a 63-day average position duration. The option writing strategy returned 3.48%, profiting from favorable volatility conditions and rising equity prices. The VIX curve coming into the year led to a lower volatility risk premium (VRP) than historically expected for the strategy, leading to a smaller upside capture relative the equity markets. Structured debt yielded a 4.67% return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. There were no material detracting strategies during the period as all three achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	9.69%	4.33%	4.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[1]	23.48%	8.22%	7.74%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[1]	5.49%	2.33%	1.66%
[1]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$530,545,045
Total number of portfolio holdings	285
Total advisory fees paid (net)	$3,774,534
Portfolio turnover rate as of the end of the reporting period	215%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

First Trust Multi-Strategy Fund
Class C/FTMCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$274	2.63%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: merger arbitrage, option writing, and structured debt. The merger arbitrage strategy contributed a 2.54% return despite regulatory challenges, benefiting from careful deal selection with a median ‘deal spread’ yield of 8.5% and a 63-day average position duration. The option writing strategy returned 3.48%, profiting from favorable volatility conditions and rising equity prices. The VIX curve coming into the year led to a lower volatility risk premium (VRP) than historically expected for the strategy, leading to a smaller upside capture relative the equity markets. Structured debt yielded a 4.67% return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. There were no material detracting strategies during the period as all three achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1]	7.56%	3.24%	3.16%
First Trust Multi-Strategy Fund (Class C/FTMCX) - excluding sales load[1]	8.56%	3.24%	3.16%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[2]	23.48%	8.22%	7.74%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[2]	5.49%	2.33%	1.66%
1
Class C shares commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

2
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$530,545,045
Total number of portfolio holdings	285
Total advisory fees paid (net)	$3,774,534
Portfolio turnover rate as of the end of the reporting period	215%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
Effective November 18, 2024, the Fund’s Class C shares will convert automatically to Class A shares of the Fund on a monthly basis in the month of the 7-year anniversary (or the following month if the 7-year anniversary is after the last business day of the month) of the Class C shares’ purchase date.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-877-779-1999.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	First Trust Merger Arbitrage Fund First Trust Multi-Strategy Fund	FYE 9/30/2024	FYE 9/30/2023
(a)	Audit Fees	$29,000	$27,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,000	$5,000
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

First Trust Merger Arbitrage Fund First Trust Multi-Strategy Fund	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	First Trust Merger Arbitrage Fund First Trust Multi-Strategy Fund	FYE 9/30/2024	FYE 9/30/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

First Trust
Capital Management

FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX
Class C Shares – VARCX
Class I Shares – VARBX

FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – FTMAX
Class C Shares – FTMCX
Class I Shares – FTMIX

Annual Financials and Other Information

September 30, 2024

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
First Trust Merger Arbitrage Fund	1
First Trust Multi-Strategy Fund	7
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Statements of Cash Flows	30
Financial Highlights	32
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	58
Supplemental Information	59
Item 8. Changes in and Disagreements with Accountants	60
Item 9. Proxy Disclosures	60
Item 10. Remuneration Paid to Directors, Officers, and Others	60
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact	60

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Capital Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.firsttrustcapital.com

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 90.4%
	AEROSPACE/DEFENSE-EQUIPMENT — 1.1%
710,227	Heroux-Devtek, Inc.*,1	$16,856,404

	APPLICATIONS SOFTWARE — 4.0%
1,092,344	Smartsheet, Inc. - Class A*	60,472,164

	COMMERCIAL SERVICES-FINANCE — 2.2%
984,463	Nuvei Corp.[1,2]	32,831,841

	COMPUTER SERVICES — 0.1%
385,928	Thoughtworks Holding, Inc.*	1,705,801

	COMPUTER SOFTWARE — 5.2%
515,482	Envestnet, Inc.*	32,279,483
1,373,459	HashiCorp, Inc. - Class A*,2	46,505,322
		78,784,805
	CONSULTING SERVICES — 2.1%
2,264,274	R1 RCM, Inc.*	32,084,763

	EDUCATIONAL SOFTWARE — 0.2%
131,268	Instructure Holdings, Inc.*	3,091,361

	ELECTRIC-GENERATION — 0.6%
426,136	Atlantica Sustainable Infrastructure[1,2]	9,366,469

	ELECTRIC-INTEGRATED — 5.9%
2,502,091	Avangrid, Inc.[2]	89,549,837

	ENGINEERING/R & D SERVICE — 0.4%
722,752	Iteris, Inc.*	5,160,449

	E-SERVICES/CONSULTING — 1.8%
364,791	Perficient, Inc.*,2	27,534,425

	FOOD-MISC/DIVERSIFIED — 2.9%
541,062	Kellanova	43,669,114

	HAZARDOUS WASTE DISPOSAL — 4.3%
1,063,276	Stericycle, Inc.*,2	64,859,836

	INTERNET APPLICATION SOFTWARE — 4.3%
1,415,894	Squarespace, Inc. - Class A*,2	65,739,958

	MEDICAL-WHOLESALE DRUG DISTRIBUTOR — 1.7%
846,244	PetIQ, Inc. - Class A*	26,038,928

	OIL COMP-EXPLORATION & PRODUCTION — 5.3%
2,910,146	Marathon Oil Corp.[2]	77,497,188

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL COMP-EXPLORATION & PRODUCTION (Continued)
460,441	Southwestern Energy Co.*	$3,273,736
		80,770,924
	RETAIL-BEDDING — 0.1%
68,055	Sleep Country Canada Holdings, Inc.[1,3]	1,760,624

	RETAIL-RESTAURANTS — 1.3%
519,275	Chuy's Holdings, Inc.*	19,420,885

	SPECIFIED PURPOSE ACQUISITIONS — 45.4%
2,666,926	AA Mission Acquisition Corp. - Class A1,4	26,722,599
2,829,209	Agriculture & Natural Solutions Acquisition Corp. - Class A1,4	29,282,313
506,461	AI Transportation Acquisition Corp.[1,4]	5,307,711
649,911	Aimei Health Technology Co., Ltd.[1,4]	6,814,317
782,634	Alchemy Investments Acquisition Corp. I - Class A1,4	8,518,971
400,279	Alphatime Acquisition Corp.[1,4]	4,483,125
524,847	AlphaVest Acquisition Corp.[1,4]	5,846,796
540,098	APx Acquisition Corp. I - Class A1,4	6,383,958
4,123,096	Ares Acquisition Corp. II - Class A1,4	44,653,130
303,959	Battery Future Acquisition Corp. - Class A1	3,364,826
223,003	Bayview Acquisition Corp.[1,4]	2,301,391
320,086	Bayview Acquisition Corp. - Class A1,4	3,348,100
611,000	Black Hawk Acquisition Corp. - Class A1,4	6,250,530
330,476	Blue Ocean Acquisition Corp. - Class A1	3,816,998
583,875	Bowen Acquisition Corp.[1,4]	6,276,656
721,810	BurTech Acquisition Corp. - Class A*	8,142,017
687,552	Cantor Equity Partners, Inc. - Class A1,4	6,889,271
1,845,042	Cartesian Growth Corp. II1,4	21,144,181
234,863	Cartica Acquisition Corp. - Class A*,1	2,684,484
2,348,540	Centurion Acquisition Corp. - Class A1,4	23,508,885
24,126	CF Acquisition Corp. VII - Class A	267,799
360,537	Chenghe Acquisition I Co.[1,4]	4,178,624
707,332	Chenghe Acquisition II Co.[1,4]	7,087,467
112,218	Churchill Capital Corp. IX - Class A*,1	1,124,424
144,353	Coliseum Acquisition Corp. - Class A1	1,602,318
535,425	Colombier Acquisition Corp. II - Class A*,1	5,493,460
91,441	Consilium Acquisition Corp. I Ltd. - Class A1	1,025,054
384,008	Constellation Acquisition Corp. I - Class A*,1	4,412,252
579,602	DT Cloud Acquisition Corp.[1,4]	5,975,697
180,000	Embrace Change Acquisition Corp.*,1	2,070,000
408,732	Enphys Acquisition Corp.*,1	4,516,489
257,487	ESH Acquisition Corp. - Class A	2,729,362
415,646	Eureka Acquisition Corp.[1,4]	4,181,399
386,289	Evergreen Corp. - Class A1	4,511,856

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
385,512	Finnovate Acquisition Corp. - Class A1,4	$4,460,374
556,295	Flag Ship Acquisition Corp.[1,4]	5,574,076
247,218	Generation Asia I Acquisition Ltd. - Class A1	2,768,842
412,700	GigCapital7 Corp. - Class A*,1	4,102,238
532,295	Global Lights Acquisition Corp.[1,4]	5,567,806
2,351,441	GP Act III Acquisition Corp. - Class A1,4	23,655,496
196,235	GP Act III Sponsor - Class A [1,4,5]	2
245,295	GP Act III Sponsor - Class B1,4,5	2
1,876,481	Graf Global Corp. - Class A1,4	18,783,199
1,915,657	Haymaker Acquisition Corp. IV1,4	20,420,904
492,466	Horizon Space Acquisition I Corp.[1,4]	5,515,619
1,402,226	Inflection Point Acquisition Corp. II - Class A1	15,059,907
419,484	Integrated Wellness Acquisition Corp. - Class A1,4	4,945,716
501,128	Investcorp Europe Acquisition Corp. I - Class A1	5,908,299
910,367	Israel Acquisitions Corp.[1,4]	10,168,799
322,105	IX Acquisition Corp. - Class A1	3,733,197
529,987	JVSPAC Acquisition Corp. - Class A1,4	5,480,066
1,396,579	Keen Vision Acquisition Corp.[1,4]	15,027,190
1,866,241	Launch One Acquisition Corp.[1,4]	18,606,423
484,167	Learn CW Investment Corp.[4]	5,320,995
1,608,549	Legato Merger Corp. III[1,4]	16,399,157
1,875,252	Lionheart Holdings - Class A1,4	18,752,520
1,637,992	M3-Brigade Acquisition V Corp. - Class A1	16,396,300
1,438,362	Melar Acquisition Corp. I - Class A1,4	14,376,428
773,352	Mercer Park Opportunities Corp. - Class A*,1	7,431,913
61,623	Metal Sky Star Acquisition Corp.*,1	700,653
1,168,021	Mountain & Co. I Acquisition Corp. - Class A1,4	13,724,247
2,608,827	Nabors Energy Transition Corp. II - Class A1,4	27,784,008
548,260	Oak Woods Acquisition Corp. - Class A1,4	6,091,169
934,747	Patria Latin American Opportunity Acquisition Corp. - Class A1,4	10,852,413
188,313	Perception Capital Corp. IV*,1	2,090,274
953,733	Pyrophyte Acquisition Corp. - Class A1,4	10,977,467
54,406	Quetta Acquisition Corp.*	566,366
939,193	RF Acquisition Corp. II1,2,4	9,504,633
1,625,271	SIM Acquisition Corp. I - Class A1,4	16,236,457
507,469	SK Growth Opportunities Corp. - Class A1	5,744,549
760,287	Slam Corp. - Class A1	8,469,597
717,835	Spark I Acquisition Corp.[1]	7,537,267
1,932,995	Spring Valley Acquisition Corp. II - Class A1,4	21,707,534
137,836	Swiftmerge Acquisition Corp. - Class A*,1	1,521,709
326,924	TLGY Acquisition Corp. - Class A1	3,772,703

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
165,754	TMT Acquisition Corp.*,1	$1,863,904
1,036,882	Voyager Acquisition Corp. - Class A*,1	10,337,714
602,742	Zalatoris II Acquisition Corp.[1,4]	6,720,573
		689,575,165
	STEEL-PRODUCERS — 1.5%
467,580	Stelco Holdings, Inc.[1]	23,062,670

	TOTAL COMMON STOCKS
	(Cost $1,351,319,509)	1,372,336,423

	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: December 30, 2029*,2,5	293,496
460,530	Flag Ship Acquisition Corp., Expiration Date: Pending[1,4]	50,658
773,352	Mercer Park Opportunities Corp., Expiration Date: Pending*,1	3,867

	TOTAL RIGHTS
	(Cost $293,496)	348,021

Number of Units
	UNITS — 2.5%
	SPECIFIED PURPOSE ACQUISITIONS — 2.5%
185,786	Andretti Acquisition Corp. II*,1	1,857,860
669,302	Black Spade Acquisition II Co.*,1	6,666,248
66,728	Cayson Acquisition Corp.*,1	668,615
193,720	Centurion Acquisition Corp. - Class A1,4,5	2
242,151	Centurion Acquisition Corp. - Class B1,4,5	2
1,870,788	HCM II Acquisition Corp.[1,4]	18,689,172
1	M3-Brigade Acquisition V Corp.[1]	10
995,181	Vine Hill Capital Investment Corp.*,1	9,951,810
1	Voyager Acquisition Corp.*,1	10
		37,833,729
	TOTAL UNITS
	(Cost $38,069,917)	37,833,729

Number of Shares
	WARRANTS — 0.0%
1,333,463	AA Mission Acquisition Corp., Expiration Date: July 31, 2030[1,4]	80,008
178,475	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,1	57,112
653	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,1,4	105
773,352	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,1	11,600
664,600	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028[1,4]	59,814

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	WARRANTS (Continued)
340,863	Voyager Acquisition Corp., Expiration Date: May 15, 2031*,1	$28,121
	TOTAL WARRANTS
	(Cost $0)	236,760

	SHORT-TERM INVESTMENTS — 4.1%
61,985,532	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.76%[2,6]	61,985,532

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $61,985,532)	61,985,532

	TOTAL INVESTMENTS — 97.0%
	(Cost $1,451,668,454)	1,472,740,465

	Assets in Excess of Other Liabilities — 3.0%	46,280,048
	TOTAL NET ASSETS — 100.0%	$1,519,020,513

	SECURITIES SOLD SHORT — (5.5)%
	COMMON STOCKS — (5.5)%
	OIL COMP-EXPLORATION & PRODUCTION — (5.3)%
(39,920)	Chesapeake Energy Corp.	(3,283,420)
(742,023)	ConocoPhillips	(78,120,182)
		(81,403,602)
	STEEL-PRODUCERS — (0.2)%
(212,282)	Cleveland-Cliffs, Inc.*	(2,710,841)

	TOTAL COMMON STOCKS
	(Proceeds $88,797,604)	(84,114,443)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $88,797,604)	$(84,114,443)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Smartsheet, Inc.
(89)	Exercise Price: $55.00, Notional Amount: $(489,500), Expiration Date: October 18, 2024*	(4,895)

	TOTAL CALL OPTIONS
	(Proceeds $5,693)	(4,895)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $5,693)	$(4,895)

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $222,153,280, which represents 14.62% of the total net assets of the Fund.

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,760,624, which represents 0.12% of the total net assets of the Fund.

[4]	Affiliated company.

[5]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 32.0%
1,000,000	720 East CLO Ltd. Series 2023-2A, Class D, 10.451% (3-Month Term SOFR+515 basis points), 10/15/2036[1,2,3,4]	$1,029,819
	AIMCO CLO Ltd.
1,500,000	Series 2024-22A, Class E, 11.827% (3-Month Term SOFR+650 basis points), 4/19/2037[1,2,3]	1,512,865
1,500,000	Series 2020-11A, Class D2R2, 9.444% (3-Month Term SOFR+420 basis points), 7/17/2037[1,2,3]	1,499,965
500,000	Series 2019-10A, Class ERR, 10.932% (3-Month Term SOFR+565 basis points), 7/22/2037*,1,2,3,4	502,429
1,000,000	Alinea CLO Ltd. Series 2018-1A, Class D, 8.644% (3-Month Term SOFR+336 basis points), 7/20/2031[1,2,3]	1,002,282
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 8.082% (3-Month Term SOFR+280 basis points), 7/20/2031[1,2,3]	1,001,189
	Apidos CLO Ltd.
1,500,000	Series 2018-29A, Class C, 8.296% (3-Month Term SOFR+301 basis points), 7/25/2030[1,2,3,4]	1,504,727
1,150,000	Series 2016-24A, Class DR, 11.344% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3]	1,144,380
1,000,000	Series 2017-28A, Class C, 8.044% (3-Month Term SOFR+276 basis points), 1/20/2031[1,2,3]	1,000,297
750,000	Series 2019-31A, Class ER, 12.163% (3-Month Term SOFR+686 basis points), 4/15/2031[1,2,3]	752,379
1,500,000	Series 2013-15A, Class ERR, 11.244% (3-Month Term SOFR+596 basis points), 4/20/2031[1,2,3]	1,507,573
1,750,000	Series 2015-20A, Class DR, 11.248% (3-Month Term SOFR+596 basis points), 7/16/2031[1,2,3]	1,760,543
1,500,000	Series XXXA, Class CR, 8.195% (3-Month Term SOFR+300 basis points), 10/18/2031[1,2,3]	1,500,132
500,000	Series 2022-41A, Class E, 13.612% (3-Month Term SOFR+833 basis points), 10/20/2034[1,2,3]	505,756
750,000	Series 2020-33A, Class ER, 11.895% (3-Month Term SOFR+661 basis points), 10/24/2034[1,2,3]	753,186
	Ares CLO Ltd.
750,000	Series 2014-32RA, Class C, 8.280% (3-Month Term SOFR+316 basis points), 5/15/2030[1,2,3,4]	753,053
1,450,000	Series 2018-50A, Class D, 8.463% (3-Month Term SOFR+316 basis points), 1/15/2032[1,2,3,4]	1,454,740
500,000	Assurant CLO Ltd. Series 2017-1A, Class ER, 12.744% (3-Month Term SOFR+746 basis points), 10/20/2034[1,2,3]	487,365

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 8.229% (3-Month Term SOFR+295 basis points), 7/19/2031[1,2,3]	$1,500,054
970,000	Series 2020-3A, Class DR, 8.795% (3-Month Term SOFR+351 basis points), 10/23/2034[1,2,3,4]	970,386
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 11.294% (3-Month Term SOFR+601 basis points), 7/20/2029[1,2,3]	752,850
1,250,000	Series 2015-2A, Class DR, 8.494% (3-Month Term SOFR+321 basis points), 10/20/20301,2,3	1,253,630
1,000,000	Series 2019-3A, Class DR, 8.344% (3-Month Term SOFR+306 basis points), 4/20/2031[1,2,3]	1,002,629
250,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class DR, 11.144% (3-Month Term SOFR+586 basis points), 1/20/2031[1,2,3]	248,580
	BlueMountain Fuji U.S. CLO Ltd.
1,000,000	Series 2017-1A, Class D, 9.094% (3-Month Term SOFR+381 basis points), 7/20/2029[1,2,3,4]	1,002,117
1,900,000	Series 2017-2A, Class C, 8.544% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2,3]	1,872,698
1,050,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 12.563% (3-Month Term SOFR+726 basis points), 4/15/2029[1,2,3]	1,050,160
1,000,000	Bryant Park Funding Ltd. Series 2024-23A, Class E, 12.057% (3-Month Term SOFR+673 basis points), 5/15/2037[1,2,3]	998,964
	Carlyle Global Market Strategies CLO Ltd.
2,000,000	Series 2014-4RA, Class C, 8.463% (3-Month Term SOFR+316 basis points), 7/15/2030[1,2,3]	1,996,810
750,000	Series 2014-4RA, Class D, 11.213% (3-Month Term SOFR+591 basis points), 7/15/2030[1,2,3,4]	729,556
1,500,000	Series 2014-2RA, Class C, 8.180% (3-Month Term SOFR+306 basis points), 5/15/2031[1,2,3,4]	1,510,083
1,000,000	Series 2014-3RA, Class C, 8.475% (3-Month Term SOFR+321 basis points), 7/27/2031[1,2,3]	998,736
2,000,000	Series 2012-4A, Class DR3, 8.352% (3-Month Term SOFR+350 basis points), 4/22/2032[1,2,3]	2,000,000
1,000,000	Series 2015-4A, Class CR, 9.244% (3-Month Term SOFR+396 basis points), 7/20/2032[1,2,3,4]	1,002,577
	Carlyle U.S. CLO Ltd.
1,700,000	Series 2017-4A, Class C, 8.363% (3-Month Term SOFR+306 basis points), 1/15/2030[1,2,3]	1,705,312
1,000,000	Series 2017-5A, Class D, 10.844% (3-Month Term SOFR+556 basis points), 1/20/2030[1,2,3,4]	982,935

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-1A, Class D, 12.244% (3-Month Term SOFR+696 basis points), 4/20/2031[1,2,3]	$995,149
1,000,000	Series 2023-5A, Class D, 10.364% (3-Month Term SOFR+510 basis points), 1/27/2036[1,2,3,4]	1,039,100
500,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 9.196% (3-Month Term SOFR+391 basis points), 10/25/2031[1,2,3]	499,914
	CBAM Ltd.
1,000,000	Series 2017-1A, Class E, 12.044% (3-Month Term SOFR+676 basis points), 7/20/2030[1,2,3,4]	1,001,979
2,000,000	Series 2017-4A, Class D, 8.163% (3-Month Term SOFR+286 basis points), 1/15/2031[1,2,3]	2,002,662
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.846% (3-Month Term SOFR+275 basis points), 1/20/2031[1,2,3]	1,000,043
1,000,000	Series 2018-7A, Class E, 10.094% (3-Month Term SOFR+481 basis points), 1/20/2031[1,2,3]	995,356
1,000,000	Series 2016-5A, Class DR, 8.547% (3-Month Term SOFR+326 basis points), 7/17/2031[1,2,3]	1,002,463
	CIFC Funding Ltd.
500,000	Series 2013-1A, Class DR, 12.198% (3-Month Term SOFR+691 basis points), 7/16/2030[1,2,3]	500,072
1,500,000	Series 2017-4A, Class D, 11.645% (3-Month Term SOFR+636 basis points), 10/24/2030[1,2,3,4]	1,503,757
1,000,000	Series 2015-1A, Class ERR, 11.544% (3-Month Term SOFR+626 basis points), 1/22/2031[1,2,3]	985,721
750,000	Series 2013-3RA, Class C, 8.445% (3-Month Term SOFR+316 basis points), 4/24/2031[1,2,3]	752,683
1,500,000	Series 2013-3RA, Class D, 11.445% (3-Month Term SOFR+616 basis points), 4/24/2031[1,2,3]	1,478,601
1,000,000	Series 2014-3A, Class DR2, 8.944% (3-Month Term SOFR+366 basis points), 10/22/2031[1,2,3]	999,269
1,000,000	Series 2018-2A, Class D1R, 7.700% (3-Month Term SOFR+305 basis points), 10/20/2037[1,2,3]	1,000,000
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 8.813% (3-Month Term SOFR+351 basis points), 10/15/2031[1,2,3]	746,703
1,000,000	Series 2016-1A, Class DR, 8.895% (3-Month Term SOFR+361 basis points), 10/23/2031[1,2,3]	1,000,051
1,000,000	Dewolf Park CLO Ltd Series 2017-1A, Class E, 11.763% (3-Month Term SOFR+646 basis points), 10/15/2030[1,2,3,4]	1,004,088

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A, Class DR, 8.413% (3-Month Term SOFR+311 basis points), 10/15/2030[1,2,3]	$1,004,227
2,000,000	Dryden CLO Ltd. Series 2020-86A, Class A1R, 6.647% (3-Month Term SOFR+136 basis points), 7/17/2034[1,2,3]	2,002,620
	Dryden Senior Loan Fund
1,961,089	Series 2014-36A, Class AR3, 6.583% (3-Month Term SOFR+128 basis points), 4/15/2029[1,2,3]	1,962,339
1,000,000	Series 2014-36A, Class ER2, 12.443% (3-Month Term SOFR+714 basis points), 4/15/2029[1,2,3,4]	995,290
500,000	Series 2017-54A, Class D, 8.641% (3-Month Term SOFR+336 basis points), 10/19/2029[1,2,3]	498,302
950,000	Series 2016-45A, Class DRR, 7.654% (3-Month Term SOFR+305 basis points), 10/15/2030[1,2,3]	950,000
1,000,000	Series 2015-41A, Class DR, 8.163% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	1,001,452
500,000	Series 2015-40A, Class DR, 8.480% (3-Month Term SOFR+336 basis points), 8/15/2031[1,2,3]	499,853
750,000	Series 2022-106A, Class D, 11.001% (3-Month Term SOFR+570 basis points), 10/15/2035[1,2,3,4]	754,284
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 8.044% (3-Month Term SOFR+276 basis points), 1/20/2030[1,2,3]	1,001,367
500,000	Series 2013-1A, Class D3R, 12.363% (3-Month Term SOFR+706 basis points), 1/15/2034[1,2,3]	500,746
2,000,000	Elmwood CLO Ltd. Series 2020-1A, Class AR, 6.783% (3-Month Term SOFR+146 basis points), 4/18/2037[1,2,3]	2,011,394
1,000,000	Empower CLO Ltd. Series 2023-2A, Class D, 10.701% (3-Month Term SOFR+540 basis points), 7/15/2036[1,2,3]	1,030,046
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 11.578% (3-Month Term SOFR+645 basis points), 5/20/2036[1,2,3]	1,003,537
750,000	Series 2023-2A, Class E, 13.131% (3-Month Term SOFR+783 basis points), 1/15/2037[1,2,3]	775,987
	Galaxy CLO Ltd.
800,000	Series 2015-21A, Class ER, 10.794% (3-Month Term SOFR+551 basis points), 4/20/2031[1,2,3,4]	803,034
500,000	Series 2018-27A, Class E, 11.137% (3-Month Term SOFR+604 basis points), 5/16/2031[1,2,3]	495,742
750,000	Series 2018-28A, Class D, 8.563% (3-Month Term SOFR+326 basis points), 7/15/2031[1,2,3,4]	751,462

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2018-26A, Class E, 11.233% (3-Month Term SOFR+611 basis points), 11/22/2031[1,2,3,4]	$1,003,600
1,500,000	Series 2017-24A, Class AR, 6.841% (3-Month Term SOFR+154 basis points), 4/15/2037[1,2,3]	1,506,269
	Generate CLO Ltd.
1,000,000	Series 6A, Class ER, 12.344% (3-Month Term SOFR+706 basis points), 1/22/2035[1,2,3]	1,000,000
1,000,000	Series 2023-12A, Class E, 13.682% (3-Month Term SOFR+840 basis points), 7/20/2036[1,2,3,4]	1,035,436
1,000,000	Series 3A, Class D2R, 10.182% (3-Month Term SOFR+490 basis points), 10/20/2036[1,2,3]	1,029,323
1,500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 8.069% (3-Month Term SOFR+280 basis points), 10/20/2032[1,2,3]	1,500,013
1,000,000	Hartwick Park CLO Ltd. Series 2023-1A, Class D, 9.782% (3-Month Term SOFR+450 basis points), 1/21/2036[1,2,3]	1,012,009
	HPS Loan Management Ltd.
1,500,000	Series 8A-2016, Class DR, 8.444% (3-Month Term SOFR+316 basis points), 7/20/2030[1,2,3]	1,504,841
1,000,000	Series 8A-2016, Class ER, 11.044% (3-Month Term SOFR+576 basis points), 7/20/2030[1,2,3]	996,250
2,000,000	Series 13A-18, Class CR, 7.451% (3-Month Term SOFR+215 basis points), 10/15/2030[1,2,3,4]	2,005,148
1,000,000	Series 13A-18, Class DR, 8.251% (3-Month Term SOFR+295 basis points), 10/15/2030[1,2,3]	997,624
500,000	Series 2023-17A, Class E, 13.233% (3-Month Term SOFR+795 basis points), 4/23/2036[1,2,3]	514,413
1,000,000	KKR CLO Ltd. Series 44A, Class D, 10.282% (3-Month Term SOFR+500 basis points), 1/20/2036[1,2,3]	1,030,561
750,270	LCM Ltd. Series 25A, Class AR, 6.382% (3-Month Term SOFR+110 basis points), 7/20/2030[1,2,3,4]	750,492
1,500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 7.947% (3-Month Term SOFR+266 basis points), 1/17/2030[1,2,3,4]	1,502,505
500,000	Madison Park Funding Ltd. Series 2016-20A, Class ER, 10.825% (3-Month Term SOFR+556 basis points), 7/27/2030[1,2,3]	500,043
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 10.894% (3-Month Term SOFR+561 basis points), 4/20/2031[1,2,3]	1,003,521

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Series 2015-15A, Class ER, 10.746% (3-Month Term SOFR+546 basis points), 7/25/2031[1,2,3,4]	$501,740
1,100,000	Series 2020-25A, Class E, 11.896% (3-Month Term SOFR+661 basis points), 1/25/2032[1,2,3]	1,109,242
1,250,000	Series 2022-35A, Class ER, 12.535% (3-Month Term SOFR+725 basis points), 10/25/2036[1,2,3]	1,277,816
1,000,000	Marathon CLO Ltd. Series 2018-12A, Class C, 9.141% (3-Month Term SOFR+386 basis points), 4/18/2031[1,2,3]	993,261
1,000,000	Marble Point CLO Ltd. Series 2018-1A, Class D, 8.548% (3-Month Term SOFR+326 basis points), 7/16/2031[1,2,3]	998,516
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 9.901% (3-Month Term SOFR+460 basis points), 7/15/2037[1,2,3]	999,874
800,000	Myers Park CLO Ltd. Series 2018-1A, Class D, 8.594% (3-Month Term SOFR+331 basis points), 10/20/2030[1,2,3,4]	803,064
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2018-27A, Class D2R, 9.801% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	999,885
1,000,000	Series 2018-28A, Class D1R, 8.178% (3-Month Term SOFR+320 basis points), 10/20/2038[1,2,3]	1,000,000
1,000,000	New Mountain CLO Ltd. Series CLO-1X, Class ER, 12.243% (3-Month Term SOFR+694 basis points), 10/15/2034[2,3]	1,005,742
1,000,000	Newark BSL CLO Ltd. Series 2017-1A, Class D, 11.846% (3-Month Term SOFR+656 basis points), 7/25/2030[1,2,3]	980,114
	OCP CLO Ltd.
1,500,000	Series 2014-6A, Class CR, 8.747% (3-Month Term SOFR+346 basis points), 10/17/2030[1,2,3]	1,503,824
500,000	Series 2014-6A, Class DR, 12.067% (3-Month Term SOFR+678 basis points), 10/17/2030[1,2,3]	495,450
750,000	Series 2014-5A, Class CR, 8.441% (3-Month Term SOFR+316 basis points), 4/26/2031[1,2,3,4]	749,025
1,000,000	Series 2019-16A, Class DR, 8.716% (3-Month Term SOFR+341 basis points), 4/10/2033[1,2,3]	1,005,750
1,000,000	Series 2023-30A, Class D, 9.783% (3-Month Term SOFR+450 basis points), 1/24/2037[1,2,3]	1,021,017
1,000,000	Series 2023-30A, Class E, 12.373% (3-Month Term SOFR+709 basis points), 1/24/2037[1,2,3]	1,019,574
1,000,000	Series 2020-20A, Class D1R, 8.879% (3-Month Term SOFR+360 basis points), 4/18/2037[1,2,3]	1,013,927

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
750,000	Octagon 60 Ltd. Series 2022-1A, Class D1, 10.282% (3-Month Term SOFR+500 basis points), 10/20/2035[1,2,3,4]	$755,123
	Octagon Investment Partners Ltd.
1,000,000	Series 2018-2A, Class C, 8.396% (3-Month Term SOFR+311 basis points), 7/25/2030[1,2,3,4]	989,284
2,000,000	Series 2018-18A, Class C, 8.248% (3-Month Term SOFR+296 basis points), 4/16/2031[1,2,3,4]	1,984,643
	OHA Credit Funding Ltd.
1,500,000	Series 2020-5A, Class D, 8.541% (3-Month Term SOFR+326 basis points), 4/18/2033[1,2,3]	1,504,849
1,000,000	Series 2021-9A, Class E, 11.791% (3-Month Term SOFR+651 basis points), 7/19/2035[1,2,3]	1,000,000
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 8.197% (3-Month Term SOFR+291 basis points), 1/17/2031[1,2,3]	1,002,710
1,000,000	Series 2017-21A, Class C, 8.214% (3-Month Term SOFR+293 basis points), 1/20/2031[1,2,3]	1,002,817
1,120,000	Series 2018-20A, Class C, 8.494% (3-Month Term SOFR+321 basis points), 4/20/2031[1,2,3]	1,122,040
1,000,000	Series 2018-20A, Class D, 11.344% (3-Month Term SOFR+606 basis points), 4/20/2031[1,2,3,4]	935,013
590,000	Series 2019-23A, Class DR, 9.313% (3-Month Term SOFR+401 basis points), 4/15/2034[1,2,3]	590,000
2,000,000	Palmer Square CLO Ltd. Series 2023-4A, Class D, 9.532% (3-Month Term SOFR+425 basis points), 10/20/2033[1,2,3,4,5]	2,000,000
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,5,6,7,8]	—
1,000,000	Post CLO Ltd. Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/2037[1,2,3]	1,020,117
	Regatta Funding Ltd.
1,000,000	Series 2018-2A, Class CR, 8.001% (3-Month Term SOFR+270 basis points), 7/15/2031[1,2,3]	1,003,633
1,800,000	Series 2018-3A, Class DR, 8.085% (3-Month Term SOFR+280 basis points), 10/25/2031[1,2,3]	1,800,000
1,000,000	Series 2018-4A, Class C, 8.846% (3-Month Term SOFR+356 basis points), 10/25/2031[1,2,3]	1,005,696
1,400,000	Series 2018-3A, Class E, 11.496% (3-Month Term SOFR+621 basis points), 10/25/2031[1,2,3]	1,387,972
1,250,000	Series 2018-4A, Class D, 12.046% (3-Month Term SOFR+676 basis points), 10/25/2031[1,2,3]	1,248,745

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-2A, Class ER, 12.211% (3-Month Term SOFR+710 basis points), 1/15/2033[1,2,3]	$1,000,000
2,000,000	Series 2016-1A, Class A1R2, 6.225% (3-Month Term SOFR+141 basis points), 6/20/2034[1,2,3]	2,002,797
1,000,000	Series 2016-1A, Class ER2, 11.475% (3-Month Term SOFR+666 basis points), 6/20/2034[1,2,3]	1,000,691
1,000,000	Series 2023-2A, Class D, 10.535% (3-Month Term SOFR+525 basis points), 1/25/2037[1,2,3]	1,024,733
1,500,000	Series 2017-1A, Class D1R, 9.025% (3-Month Term SOFR+370 basis points), 4/17/2037[1,2,3]	1,497,979
500,000	Series 2017-1A, Class D2R, 10.325% (3-Month Term SOFR+500 basis points), 4/17/2037[1,2,3]	503,025
525,000	Shackleton CLO Ltd. Series 2015-7RA, Class D, 8.893% (3-Month Term SOFR+359 basis points), 7/15/2031[1,2,3,4]	526,143
1,000,000	Signal Peak CLO Ltd. Series 2018-5A, Class D1R, 9.485% (3-Month Term SOFR+420 basis points), 4/25/2037[1,2,3]	1,024,359
	Sound Point CLO Ltd.
1,500,000	Series 2017-3A, Class C, 8.544% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2,3,4]	1,502,692
1,000,000	Series 2017-4A, Class C, 8.044% (3-Month Term SOFR+276 basis points), 1/21/2031[1,2,3,4]	978,092
1,350,000	Series 2018-2A, Class D, 8.541% (3-Month Term SOFR+326 basis points), 7/26/2031[1,2,3]	1,310,379
1,000,000	Southwick Park CLO LLC Series 2019-4A, Class DR, 8.494% (3-Month Term SOFR+321 basis points), 7/20/2032[1,2,3,4]	1,002,899
	Symphony CLO Ltd.
1,225,000	Series 2023-38A, Class D, 10.483% (3-Month Term SOFR+520 basis points), 4/24/2036[1,2,3]	1,238,426
500,000	Series 2022-34A, Class DR, 10.533% (3-Month Term SOFR+525 basis points), 7/24/2036[1,2,3]	511,564
1,000,000	Trinitas CLO Ltd. Series 2023-25A, Class D1, 10.283% (3-Month Term SOFR+500 basis points), 1/23/2037[1,2,3]	1,017,159
	Upland CLO Ltd.
1,335,578	Series 2016-1A, Class A1AR, 6.564% (3-Month Term SOFR+128 basis points), 4/20/2031[1,2,3,4]	1,336,673
750,000	Series 2016-1A, Class CR, 8.444% (3-Month Term SOFR+316 basis points), 4/20/2031[1,2,3]	752,643
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 8.144% (3-Month Term SOFR+285 basis points), 7/20/2032[1,2,3]	998,110

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 8.877% (3-Month Term SOFR+359 basis points), 4/17/2030[1,2,3]	$753,321
716,000	Series 2013-1A, Class CR, 8.513% (3-Month Term SOFR+321 basis points), 10/15/2030[1,2,3]	717,292
1,325,000	Series 2016-1A, Class CR, 8.194% (3-Month Term SOFR+291 basis points), 1/20/2031[1,2,3]	1,327,217
1,500,000	Series 2014-1A, Class CR2, 8.341% (3-Month Term SOFR+306 basis points), 4/18/2031[1,2,3,4]	1,503,211
1,500,000	Series 2018-1A, Class C, 8.141% (3-Month Term SOFR+286 basis points), 4/19/2031[1,2,3]	1,500,805
1,250,000	Series 2018-2A, Class D, 8.313% (3-Month Term SOFR+301 basis points), 7/15/2031[1,2,3,4]	1,252,442
1,250,000	Series 2018-3A, Class D, 8.563% (3-Month Term SOFR+326 basis points), 10/15/2031[1,2,3]	1,255,453
1,000,000	Series 2013-3A, Class CRR, 8.790% (3-Month Term SOFR+351 basis points), 10/18/2031[1,2,3]	999,803
1,000,000	Series 2015-3A, Class CR, 8.694% (3-Month Term SOFR+341 basis points), 10/20/2031[1,2,3]	997,890
1,500,000	Series 2020-3A, Class ER, 11.944% (3-Month Term SOFR+666 basis points), 10/20/2034[1,2,3]	1,504,881
1,000,000	Series 2021-2A, Class E, 12.144% (3-Month Term SOFR+686 basis points), 10/20/2034[1,2,3]	1,006,793
1,000,000	Series 2022-4A, Class ER, 11.982% (3-Month Term SOFR+670 basis points), 4/20/2037[1,2,3,4]	1,012,458
1,000,000	Series 2019-1A, Class A1RR, 5.819% (3-Month Term SOFR+137 basis points), 10/15/2037[1,2,3]	1,000,000
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[1,2,3]	1,000,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $166,624,771)	169,582,491
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
3,879,733	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,8]	74,091
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,666)	74,091

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS — 23.4%
	AEROSPACE/DEFENSE-EQUIPMENT — 0.3%
65,132	Heroux-Devtek, Inc.*	$1,545,831
	APPLICATIONS SOFTWARE — 1.3%
128,210	Smartsheet, Inc. - Class A*	7,097,706
	COMMERCIAL SERVICES-FINANCE — 0.7%
118,049	Nuvei Corp.[4,6]	3,936,934
	COMPUTER SERVICES — 0.0%
34,973	Thoughtworks Holding, Inc.*	154,581
	COMPUTER SOFTWARE — 1.6%
50,985	Envestnet, Inc.*	3,192,681
149,785	HashiCorp, Inc. - Class A*,6	5,071,720
		8,264,401
	CONSULTING SERVICES — 0.7%
265,378	R1 RCM, Inc.*	3,760,406
	EDUCATIONAL SOFTWARE — 0.1%
14,118	Instructure Holdings, Inc.*	332,479
	ELECTRIC-GENERATION — 0.2%
39,166	Atlantica Sustainable Infrastructure[4,6]	860,869
	ELECTRIC-INTEGRATED — 1.9%
289,247	Avangrid, Inc.[6]	10,352,150
	ENGINEERING/R & D SERVICE — 0.1%
70,957	Iteris, Inc.*	506,633
	E-SERVICES/CONSULTING — 0.6%
40,588	Perficient, Inc.*,6	3,063,582
	FOOD-MISC/DIVERSIFIED — 1.0%
63,229	Kellanova	5,103,213
	HAZARDOUS WASTE DISPOSAL — 1.4%
119,467	Stericycle, Inc.*	7,287,487
	INTERNET APPLICATION SOFTWARE — 1.4%
158,115	Squarespace, Inc. - Class A*,6	7,341,279
	MEDICAL-WHOLESALE DRUG DISTRIBUTOR — 0.6%
99,291	PetIQ, Inc. - Class A*	3,055,184
	OIL COMP-EXPLORATION & PRODUCTION — 1.6%
1	Chord Energy Corp.	130
315,577	Marathon Oil Corp.[6]	8,403,816

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL COMP-EXPLORATION & PRODUCTION (Continued)
53,663	Southwestern Energy Co.*	$381,544
		8,785,490
	RETAIL-BEDDING — 0.0%
6,300	Sleep Country Canada Holdings, Inc.[1,4]	162,985

	RETAIL-RESTAURANTS — 0.4%
55,350	Chuy's Holdings, Inc.*	2,070,090

	SPECIFIED PURPOSE ACQUISITIONS — 9.0%
262,616	AA Mission Acquisition Corp. - Class A*,4	2,631,412
273,953	Agriculture & Natural Solutions Acquisition Corp. - Class A*,4	2,835,414
30,393	AI Transportation Acquisition Corp.*,4	318,519
26,484	Aimei Health Technology Co., Ltd.*,4	277,685
56,352	Alchemy Investments Acquisition Corp. I - Class A*,4	613,392
23,770	Alphatime Acquisition Corp.*,4,6	266,224
19,505	AlphaVest Acquisition Corp.*,4,6	217,286
11,166	APx Acquisition Corp. I - Class A*,4,6	131,982
243,042	Ares Acquisition Corp. II - Class A*,4,6	2,632,145
25,547	Battery Future Acquisition Corp. - Class A*,4,6	282,805
7,807	Bayview Acquisition Corp.	80,568
11,205	Bayview Acquisition Corp. - Class A*,4,6	117,204
49,000	Black Hawk Acquisition Corp. - Class A*,4,6	501,270
11,539	Blue Ocean Acquisition Corp. - Class A*,4,6	133,275
33,514	Bowen Acquisition Corp.*,4,6	360,276
33,486	BurTech Acquisition Corp. - Class A*,6	377,722
68,311	Cantor Equity Partners, Inc. - Class A*,4	684,476
81,616	Cartesian Growth Corp. II*,4,6	935,319
8,534	Cartica Acquisition Corp. - Class A*,4,6	97,544
223,839	Centurion Acquisition Corp.*,4	2,240,628
514	CF Acquisition Corp. VII - Class A*	5,705
4,556	Chenghe Acquisition I Co. - Class A*,4	52,804
63,044	Chenghe Acquisition II Co.*,4	631,701
10,806	Churchill Capital Corp. IX - Class A*,4	108,276
5,626	Coliseum Acquisition Corp. - Class A*,4	62,449
15,528	Colombier Acquisition Corp. II - Class A*,4	159,317
30,000	Constellation Acquisition Corp. I - Class A*,4,6	344,700
8,059	CSLM Acquisition Corp. - Class A*,4	90,341
37,746	DT Cloud Acquisition Corp.*,4,6	389,161
20,000	Embrace Change Acquisition Corp.*,4	230,000
16,901	Enphys Acquisition Corp.*,4	186,756
23,829	ESH Acquisition Corp. - Class A*	252,587
39,536	Eureka Acquisition Corp.*,4	397,732
30,955	Evergreen Corp. - Class A*,4	361,554

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
23,152	Finnovate Acquisition Corp. - Class A*,4	$267,869
52,815	Flag Ship Acquisition Corp.*,4	529,206
22,050	Generation Asia I Acquisition Ltd. - Class A*,4	246,960
47,161	GigCapital7 Corp. - Class A*,4	468,780
13,712	Global Lights Acquisition Corp.*,4	143,428
221,058	GP Act III Acquisition Corp. - Class A*,4	2,223,843
13,765	GP Act III Sponsor - Class A [4,7]	—
17,206	GP Act III Sponsor - Class B4,7	—
185,067	Graf Global Corp. - Class A*,4	1,852,484
107,372	Haymaker Acquisition Corp. IV*,4	1,144,586
27,380	Horizon Space Acquisition I Corp.*,4,6	306,656
51,985	Inflection Point Acquisition Corp. II - Class A*,4,6	558,319
7,473	Integrated Wellness Acquisition Corp. - Class A*,4	88,107
11	Investcorp Europe Acquisition Corp. I - Class A*,4	130
19,750	Israel Acquisitions Corp.*,4,6	220,608
8,484	IX Acquisition Corp. - Class A*,4,6	98,330
34,190	JVSPAC Acquisition Corp. - Class A*,4,6	353,525
30,250	Keen Vision Acquisition Corp.*,4,6	325,490
191,384	Launch One Acquisition Corp.*,4	1,908,098
19,188	Learn CW Investment Corp.6	210,876
192,642	Legato Merger Corp. III*,4,6	1,963,985
182,399	Lionheart Holdings - Class A*,4	1,823,990
175,593	M3-Brigade Acquisition V Corp. - Class A*,4	1,757,686
131,151	Melar Acquisition Corp. I - Class A*,4	1,310,854
71,590	Mercer Park Opportunities Corp. - Class A*,4	687,980
1,675	Metal Sky Star Acquisition Corp.*,4	19,045
71,173	Mountain & Co. I Acquisition Corp. - Class A*,4,6	836,283
129,643	Nabors Energy Transition Corp. II - Class A*,4,6	1,380,698
18,817	Oak Woods Acquisition Corp. - Class A*,4,6	209,057
17,691	Patria Latin American Opportunity Acquisition Corp. - Class A*,4,6	205,393
16,766	Perception Capital Corp. IV*,4	186,103
55,443	Pyrophyte Acquisition Corp. - Class A*,4,6	638,149
5,236	Quetta Acquisition Corp.*	54,507
83,783	RF Acquisition Corp. II*,4	847,884
163,953	SIM Acquisition Corp. I - Class A*,4	1,637,890
46,357	SK Growth Opportunities Corp. - Class A*,4	524,761
52,059	Slam Corp. - Class A*,4	579,937
52,499	Spark I Acquisition Corp.*,4	551,239
74,779	Spring Valley Acquisition Corp. II - Class A*,4	839,768
11,624	Swiftmerge Acquisition Corp. - Class A*,4,6	128,329
6,777	TLGY Acquisition Corp. - Class A*,4	78,207

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
10,884	TMT Acquisition Corp.*,4	$122,391
101,766	Voyager Acquisition Corp. - Class A*,4	1,014,607
40,316	Zalatoris II Acquisition Corp.[4]	449,523
		47,803,790
	STEEL-PRODUCERS — 0.5%
53,341	Stelco Holdings, Inc.[4]	2,630,963

	TOTAL COMMON STOCKS
	(Cost $123,353,387)	124,116,053

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 31.0%
	CALL OPTIONS — 23.7%
	S&P 500 Index
1,506	Exercise Price: $5,000.00, Notional Amount: $753,000,000, Expiration Date: December 31, 2024*	126,000,996
	TOTAL CALL OPTIONS
	(Cost $126,002,951)	126,000,996

	PUT OPTIONS — 7.3%
	S&P 500 Index
181	Exercise Price: $5,475.00, Notional Amount: $99,097,500, Expiration Date: October 31, 2024*	418,472
1,506	Exercise Price: $6,000.00, Notional Amount: $903,600,000, Expiration Date: December 31, 2024*	38,134,932
	TOTAL PUT OPTIONS
	(Cost $38,555,594)	38,553,404
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $164,558,545)	164,554,400

Number of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: December 30, 2029*,6,7	1,034
42,939	Flag Ship Acquisition Corp., Expiration Date: Pending*,4	4,723
71,590	Mercer Park Opportunities Corp., Expiration Date: Pending*,4	358
	TOTAL RIGHTS
	(Cost $1,034)	6,115

Number of Units
UNITS — 0.7%
SPECIFIED PURPOSE ACQUISITIONS — 0.7%
21,543	Andretti Acquisition Corp. II*,4	215,430

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Units		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
69,627	Black Spade Acquisition II Co.*,4	$693,485
7,821	Cayson Acquisition Corp.*,4	78,367
16,280	Centurion Acquisition Corp. - Class A4,7	—
20,349	Centurion Acquisition Corp. - Class B4,7	—
186,883	HCM II Acquisition Corp.*,4	1,866,961
113,060	Vine Hill Capital Investment Corp.*,4	1,130,600
		3,984,843
	TOTAL UNITS
	(Cost $4,004,371)	3,984,843

Number of Shares
	WARRANTS — 0.0%
131,308	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*,4	7,879
5,176	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,4	1,656
6	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,4	1
71,590	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,4	1,074
10,870	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,4	978
29,665	Voyager Acquisition Corp., Expiration Date: May 15, 2031*,4	2,447
	TOTAL WARRANTS
	(Cost $0)	14,035

	SHORT-TERM INVESTMENTS — 14.9%
78,837,818	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.76%[6,9]	78,837,818
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $78,837,818)	78,837,818
	TOTAL INVESTMENTS — 102.0%
	(Cost $537,498,592)	541,169,846
	Liabilities in Excess of Other Assets — (2.0)%	(10,624,801)
	TOTAL NET ASSETS — 100.0%	$530,545,045
	SECURITIES SOLD SHORT — (1.7)%
	COMMON STOCKS — (1.7)%
	OIL COMP-EXPLORATION & PRODUCTION — (1.7)%
(4,653)	Chesapeake Energy Corp.	(382,709)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

Number of Shares		Value
	WARRANTS (Continued)
	OIL COMP-EXPLORATION & PRODUCTION (Continued)
(80,464)	ConocoPhillips	$(8,471,250)
		(8,853,959)
	STEEL-PRODUCERS — (0.0)%
(24,216)	Cleveland-Cliffs, Inc.*	(309,238)
	TOTAL COMMON STOCKS
	(Proceeds $9,667,641)	(9,163,197)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $9,667,641)	$(9,163,197)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (3.8)%
	CALL OPTIONS — (2.0)%
	S&P 500 Index
(1,506)	Exercise Price: $6,000.00, Notional Amount: $(903,600,000), Expiration Date: December 31, 2024*	(10,614,288)
	Smartsheet, Inc.
(11)	Exercise Price: $55.00, Notional Amount: $(60,500), Expiration Date: October 18, 2024*	(605)
	TOTAL CALL OPTIONS
	(Proceeds $10,613,037)	(10,614,893)

	PUT OPTIONS — (1.8)%
	S&P 500 Index
(181)	Exercise Price: $6,050.00, Notional Amount: $(109,505,000), Expiration Date: October 31, 2024*	(4,988,722)
(1,506)	Exercise Price: $5,000.00, Notional Amount: $(753,000,000), Expiration Date: December 31, 2024*	(4,774,020)
	TOTAL PUT OPTIONS
	(Proceeds $9,760,552)	(9,762,742)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $20,373,589)	$(20,377,635)

LLC — Limited Liability Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $168,739,734, which represents 31.81% of the total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Affiliated company.
[6]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $22,059,431, which represents 4.16% of the total net assets of the Fund.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024

[8]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2024

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$900,559,966	$370,825,791
Investments in affiliated issuers, at cost	551,108,488	2,114,256
Purchased options contracts, at cost	-	164,558,545
Investments, at value	$908,052,310	$374,615,446
Investments in affiliated issuers, at value	564,688,155	2,000,000
Purchased options contracts, at value	-	164,554,400
Cash deposited with brokers for securities sold short and written options contracts	141,210,821	24,516,325
Receivables:
Investment securities sold	36,671,082	163,939,602
Fund shares sold	2,029,932	1,881,329
Dividends and interest	2,116,390	3,715,338
Reclaims receivable	19,511	-
Prepaid expenses	49,009	60,169
Total assets	1,654,837,210	735,282,609
Liabilities:
Securities sold short, proceeds	$88,797,604	$9,667,641
Written options contracts, proceeds	5,693	20,373,589
Foreign currency due to custodian, proceeds	40,156,005	3,809,473
Securities sold short, at value	$84,114,443	$9,163,197
Written options contracts, at value	4,895	20,377,635
Foreign currency due to custodian, at value	40,488,938	3,834,830
Payables:
Investment securities purchased	7,128,401	168,410,997
Fund shares redeemed	1,679,003	2,206,559
Advisory fees	1,553,904	509,122
Shareholder servicing fees (Note 8)	301,156	54,335
Distribution fees (Note 7)	14,152	6,376
Fund services fees	201,416	123,219
Dividends on securities sold short and interest expense	183,219	1,528
Trustees' deferred compensation (Note 3)	73,184	13,497
Shareholder reporting fees	45,552	4,172
Auditing fees	16,115	17,000
Chief Compliance Officer fees	3,133	5,750
Legal fees	1,777	5,808
Trustees' fees and expenses	998	847
Accrued other expenses	6,411	2,692
Total liabilities	135,816,697	204,737,564
Net Assets	$1,519,020,513	$530,545,045

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2024

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,432,913,534	$521,729,770
Total distributable earnings	86,106,979	8,815,275
Net Assets	$1,519,020,513	$530,545,045
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$56,089,302	$12,742,237
Number of shares issued and outstanding	5,166,934	524,148
Redemption price per share*	$10.86	$24.31
Maximum sales charge (5.75%, 4.50%, respectively, of offering price)**	0.66	1.15
Maximum offering price to public	$11.52	$25.46
Class C Shares:***
Net assets applicable to shares outstanding	$416,965	$4,609,804
Number of shares issued and outstanding	37,874	185,361
Redemption price per share****	$11.01	$24.87
Class I Shares:
Net assets applicable to shares outstanding	$1,462,514,246	$513,193,004
Number of shares issued and outstanding	131,878,169	20,685,690
Redemption price per share	$11.09	$24.81

*	A Contingent Deferred Sales Charge ("CDSC") of 1.00% and 0.50%, respectively, for the Merger Arbitrage Fund and Multi-Strategy Fund may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
**	There are no sales charges on investments of $1 million or more for Merger Arbitrage Fund and $250,000 or more for the Multi-Strategy Fund. On sales of $25,000 or more, the sales charge will be reduced for both Funds.
***	The Merger Arbitrage Fund commenced public offering on January 31, 2024.
****	A CDSC of 1.00% for the Merger Arbitrage and Multi-Strategy Fund may be imposed on any redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment income:
Dividends (net of foreign withholdings taxes of $139,109 and $10,814, respectively)	$10,252,779	$546,388
Dividend income from affiliated issuers	19,460	-
Interest	29,115,360	15,129,320
Total investment income	39,387,599	15,675,708

Expenses:
Advisory fees	21,185,882	3,774,534
Shareholder servicing fees - Class A (Note 8)	82,909	14,385
Shareholder servicing fees - Class C (Note 8)	156	3,058
Shareholder servicing fees - Class I (Note 8)	1,559,966	285,743
Distribution fees - Class A (Note 7)	138,304	27,544
Distribution fees - Class C (Note 7)	1,055	26,757
Dividends on securities sold short	4,964,325	218,360
Fund services fees	1,557,007	478,361
Interest expense	536,755	2,797
Registration fees	198,785	122,607
Shareholder reporting fees	183,930	71,580
Trustees' fees and expenses	41,487	8,238
Insurance fees	35,693	3,562
Legal fees	30,153	45,734
Chief Compliance Officer fees	18,978	28,703
Miscellaneous	17,884	6,163
Auditing fees	16,067	17,468
Total expenses	30,569,336	5,135,594
Net investment income (loss)	8,818,263	10,540,114

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	70,603,634	2,752,639
Investments in affiliated issuers	26,832,247	-
Purchased options contracts	(449,374)	9,900,109
Securities sold short	(7,783,598)	66,100
Written options contracts	528,299	1,769,422
Foreign currency transactions	(349,843)	(38,501)
Net realized gain (loss)	89,381,365	14,449,769
Net change in unrealized appreciation/depreciation on:
Investments	(5,106,569)	3,081,681
Investments in affiliated issuers	(3,656,549)	(1,253)
Purchased options contracts	(95,295)	82,789
Securities sold short	4,621,715	492,863
Written options contracts	24,184	506,870
Foreign currency translations	(333,032)	(25,357)
Net change in unrealized appreciation/depreciation	(4,545,546)	4,137,593
Net increase (decrease) from payments by affiliates (Note 3)	-	979
Net realized and unrealized gain (loss)	84,835,819	18,588,341
Net Increase (Decrease) in Net Assets from Operations	$93,654,082	$29,128,455

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$8,818,263	$(6,116,694)
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	89,381,365	69,207,866
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency translations	(4,545,546)	23,685,459
Net increase (decrease) in net assets resulting from operations	93,654,082	86,776,631

Distributions to Shareholders:
Distributions:
Class A	(2,002,244)	(652,633)
Class I	(74,242,136)	(20,127,121)
Total distributions to shareholders	(76,244,380)	(20,779,754)

Capital Transactions:
Net proceeds from shares sold:
Class A	24,549,710	35,024,444
Class C1	412,743	-
Class I	402,965,112	1,256,230,520
Reinvestment of distributions:
Class A	1,963,839	637,869
Class I	66,964,616	18,674,296
Cost of shares redeemed:
Class A2	(24,829,092)	(64,408,013)
Class I3	(1,040,524,471)	(1,417,379,505)
Net increase (decrease) in net assets from capital transactions	(568,497,543)	(171,220,389)

Total increase (decrease) in net assets	(551,087,841)	(105,223,512)

Net Assets:
Beginning of period	2,070,108,354	2,175,331,866
End of period	$1,519,020,513	$2,070,108,354

First Trust Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Capital Share Transactions:
Shares sold:
Class A	2,312,043	3,333,414
Class C1	37,874	-
Class I	37,129,047	117,089,250
Shares reinvested:
Class A	188,831	60,924
Class I	6,317,417	1,750,168
Shares redeemed:
Class A	(2,340,516)	(6,105,682)
Class I	(96,261,549)	(131,670,160)
Net increase (decrease) in capital share transactions	(52,616,853)	(15,542,086)

[1]	Commenced public offering on January 31, 2024.
[2]	Net of redemption fee proceeds of $1,334 and $3,551, respectively.
[3]	Net of redemption fee proceeds of $27,798 and $111,245, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$10,540,114	$611,010
Net realized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	14,449,769	758,950
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency translations	4,137,593	1,303,399
Net increase (decrease) from payments by affiliates (Note 3)	979	—
Net increase (decrease) in net assets resulting from operations	29,128,455	2,673,359

Distributions to Shareholders:
Distributions:
Class A	(638,396)	(82,376)
Class C1	(138,612)	(1,863)
Class I	(18,522,312)	(910,983)
From return of capital:
Class A	-	(139,592)
Class C1	-	(3,474)
Class I	-	(1,393,838)
Total distributions to shareholders	(19,299,320)	(2,532,126)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,213,764	9,049,820
Class C1	4,584,681	271,780
Class I	470,589,130	104,899,128
Reinvestment of distributions:
Class A	607,593	217,639
Class C1	135,481	5,293
Class I	14,725,426	2,118,657
Cost of shares redeemed:
Class A	(7,985,162)	(800,619)
Class C1,2	(468,194)	(231)
Class I	(81,874,279)	(25,079,247)
Net increase (decrease) in net assets from capital transactions	410,528,440	90,682,220

Total increase (decrease) in net assets	420,357,575	90,823,453

Net Assets:
Beginning of period	110,187,470	19,364,017
End of period	$530,545,045	$110,187,470

First Trust Multi-Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Capital Share Transactions:
Shares sold:
Class A	427,590	384,114
Class C1	187,467	11,278
Class I	19,246,741	4,364,731
Shares reinvested:
Class A	25,397	9,248
Class C1	5,511	220
Class I	601,039	88,470
Shares redeemed:
Class A	(333,652)	(34,212)
Class C1	(19,105)	(10)
Class I	(3,340,796)	(1,047,578)
Net increase (decrease) in capital share transactions	16,800,192	3,776,261

[1]	Commenced public offering on November 14, 2022.
[2]	Net of redemption fee proceeds of $598 and $0, respectively.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2024

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$93,654,082
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(4,916,130,202)
Sales of long-term investments	5,325,183,128
Return of capital dividends received	1,376,853
Proceeds from securities sold short	892,420,911
Cover short securities	(1,013,256,074)
Proceeds from written options	425,857
Purchases/Sales of short-term investments, net	270,977,140
(Increase) Decrease in Assets:
Investment securities sold receivable	33,977,910
Dividends and interest receivables	1,026,502
Reclaims receivable	(19,511)
Prepaid expenses and other assets	87,246
Increase (Decrease) in Liabilities:
Foreign currency payable	40,488,938
Investment securities purchased payable	(57,946,481)
Advisory fees payable	(598,889)
Dividends on securities sold short and Interest expense	183,219
Accrued expenses	(226,556)
Net realized (gain)/loss	(89,263,621)
Net change in unrealized appreciation/depreciation	4,212,514
Net cash provided by (used for) operating activities	586,572,966

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	427,682,024
Cost of shares redeemed	(1,065,365,126)
Dividends paid to shareholders, net of reinvestments	(7,315,925)
Net cash provided by (used for) financing activities	(644,999,027)

Net increase (decrease) in cash	(58,426,061)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	199,636,882
Total beginning cash and cash equivalents	199,636,882

Ending cash balance	-
Ending cash held at brokers	141,210,821
Total ending cash and cash equivalents	$141,210,821
Supplemental disclosure of interest expense paid	$353,536
Non cash financing activities not included herein consist of $68,928,455 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2024

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$29,128,455
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,126,421,752)
Sales of long-term investments	776,049,202
Return of capital dividends received	133,261
Proceeds from securities sold short	52,894,297
Cover short securities	(46,648,531)
Proceeds from written options	96,916,231
Closed written options	(79,744,475)
Purchases/Sales of short-term investments, net	(59,344,963)
(Increase) Decrease in Assets:
Investment securities sold receivable	(162,323,899)
Dividends and interest receivables	(2,865,157)
Prepaid expenses and other assets	(33,812)
Increase (Decrease) in Liabilities:
Foreign currency payable	3,834,830
Investment securities purchased payable	165,423,736
Advisory fees payable	415,306
Dividends on securities sold short and Interest expense	1,528
Accrued expenses	177,946
Net amortization on investments	(254,281)
Net realized (gain)/loss	(15,116,916)
Net change in unrealized appreciation/depreciation	(4,162,950)
Net cash provided by (used for) operating activities	(371,941,944)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	483,977,995
Cost of shares redeemed	(88,139,270)
Dividends paid to shareholders, net of reinvestments	(3,830,820)
Net cash provided by (used for) financing activities	392,007,905

Net increase (decrease) in cash	20,065,961

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	4,450,364
Total beginning cash and cash equivalents	4,450,364

Ending cash balance	-
Ending cash held at brokers	24,516,325
Total ending cash and cash equivalents	$24,516,325
Supplemental disclosure of interest expense paid	$1,269
Non cash financing activities not included herein consist of $15,468,500 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.69	$10.40	$11.16	$10.33	$10.86
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.06)	(0.09)	(0.04)	(0.14)
Net realized and unrealized gain (loss)	0.54	0.43	0.18	0.96	0.19
Total from investment operations	0.56	0.37	0.09	0.92	0.05

Less Distributions:
From net investment income	(0.32)	-	(0.27)	-	-
From net realized gain	(0.07)	(0.08)	(0.58)	(0.09)	(0.58)
Total distributions	(0.39)	(0.08)	(0.85)	(0.09)	(0.58)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.86	$10.69	$10.40	$11.16	$10.33

Total return[3]	5.40%	3.58%	0.91%	8.95%	0.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,089	$53,505	$80,293	$56,252	$43,870

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.09%	2.07%	2.19%	2.08%	2.40%
After fees waived and expenses absorbed/recovered[4]	2.09%	2.07%	2.19%	2.08%	2.40%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.20%	(0.57)%	(0.86)%	(0.38)%	(1.34)%
After fees waived and expenses absorbed/recovered	0.20%	(0.57)%	(0.86)%	(0.38)%	(1.34)%

Portfolio turnover rate	403%	367%	294%	459%	644%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.32% for the year ended September 30, 2024. For the years ended September 30, 2023, 2022, 2021, and 2020 the ratios would have been lowered by 0.29%, 0.39%, 0.23%, and 0.55%, respectively.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period January 31, 2024* through September 30,
2024
Net asset value, beginning of period	$10.66
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)
Net realized and unrealized gain (loss)	0.40
Total from investment operations	0.35

Redemption fee proceeds[1]	- [2]

Net asset value, end of period	$11.01

Total return[3]	3.28%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$417

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[5]	2.76%[6]
After fees waived and expenses absorbed/recovered[5]	2.76%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.76)%[6]
After fees waived and expenses absorbed/recovered	(0.76)%[6]

Portfolio turnover rate	403%[4]

*	Commenced public offering on January 31, 2024.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratio would have been lowered by 0.25% for the period January 31, 2024 through September 30, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.92	$10.61	$11.36	$10.48	$10.97
Income from Investment Operations:
Net investment income (loss)[1]	0.06	(0.03)	(0.06)	(0.01)	(0.11)
Net realized and unrealized gain (loss)	0.55	0.43	0.19	0.98	0.20
Total from investment operations	0.61	0.40	0.13	0.97	0.09

Less Distributions:
From net investment income	(0.37)	(0.01)	(0.30)	-	-
From net realized gain	(0.07)	(0.08)	(0.58)	(0.09)	(0.58)
Total distributions	(0.44)	(0.09)	(0.88)	(0.09)	(0.58)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$11.09	$10.92	$10.61	$11.36	$10.48

Total return[3]	5.70%	3.82%	1.27%	9.30%	0.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,462,514	$2,016,603	$2,095,039	$626,755	$485,864

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4]	1.79%	1.75%	1.88%	1.77%	2.07%
After fees waived and expenses absorbed/recovered[4]	1.79%	1.75%	1.88%	1.77%	2.07%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.53%	(0.25)%	(0.55)%	(0.07)%	(1.01)%
After fees waived and expenses absorbed/recovered	0.53%	(0.25)%	(0.55)%	(0.07)%	(1.01)%

Portfolio turnover rate	403%	367%	294%	459%	644%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.32% for the year ended September 30, 2024. For the years ended September 30, 2023, 2022, 2021, and 2020 the ratios would have been lowered by 0.29%, 0.39%, 0.23%, and 0.55%, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.56	$23.20	$25.84	$23.90	$27.08
Income from Investment Operations:
Net investment income (loss)[1]	0.74	0.27	0.36	0.86	0.35
Net realized and unrealized gain (loss)	1.41	1.28	(1.82)	2.34	(0.98)
Net increase from payments by affiliates	- [2,3]	-	-	- [2,4]	-
Total from investment operations	2.15	1.55	(1.46)	3.20	(0.63)

Less Distributions:
From net investment income	(1.40)	(0.54)	(0.24)	(0.89)	(0.58)
From net realized gain	-	-	-	-	(1.62)
From return of capital	-	(0.65)	(0.94)	(0.37)	(0.35)
Total distributions	(1.40)	(1.19)	(1.18)	(1.26)	(2.55)

Net asset value, end of period	$24.31	$23.56	$23.20	$25.84	$23.90

Total return[5]	9.38%	6.83%	(5.82)%	13.53%	(2.45)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,742	$9,539	$1,059	$1,900	$2,460

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.90%	2.18%	2.33%	2.29%	2.19%
After fees waived and expenses absorbed/recovered[6]	1.90%	1.96%	2.02%	2.05%	2.10%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.08%	0.93%	1.12%	3.12%	1.30%
After fees waived and expenses absorbed/recovered	3.08%	1.15%	1.43%	3.36%	1.39%

Portfolio turnover rate	215%	254%	190%	170%	223%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.07% for the year ended September 30, 2024. For the years ended September 30, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.12%, 0.17%, 0.27%, and 0.31%, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,	For the Period November 14, 2022* through September 30,
	2024	2023
Net asset value, beginning of period	$24.09	$23.78
Income from Investment Operations:
Net investment income (loss)[1]	0.58	0.08
Net realized and unrealized gain (loss)	1.43	1.26
Net increase from payments by affiliates	- [2,3]	-
Total from investment operations	2.01	1.34

Less Distributions:
From net investment income	(1.23)	(0.48)
From return of capital	-	(0.55)
Total distributions	(1.23)	(1.03)

Redemption fee proceeds[1]	- [2]	-

Net asset value, end of period	$24.87	$24.09

Total return[4]	8.56%	5.75%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,610	$277

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.63%	2.92%[7]
After fees waived and expenses absorbed/recovered[6]	2.63%	2.70%[7]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.35%	0.16%[7]
After fees waived and expenses absorbed/recovered	2.35%	0.38%[7]

Portfolio turnover rate	215%	254%[5]

*	Commenced public offering on November 14, 2022.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.07% for the year ended September 30, 2024. For the period November 14, 2022 through September 30, 2023, the ratio would have been lowered by 0.11%.
[7]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.02	$23.68	$26.36	$24.35	$27.57
Income from Investment Operations:
Net investment income (loss)[1]	0.83	0.36	0.44	0.93	0.42
Net realized and unrealized gain (loss)	1.43	1.30	(1.86)	2.41	(1.01)
Net increase from payments by affiliates	- [2,3]	-	-	- [2,4]	-
Total from investment operations	2.26	1.66	(1.42)	3.34	(0.59)

Less Distributions:
From net investment income	(1.47)	(0.59)	(0.26)	(0.94)	(0.64)
From net realized gain	-	-	-	-	(1.62)
From return of capital	-	(0.73)	(1.00)	(0.39)	(0.37)
Total distributions	(1.47)	(1.32)	(1.26)	(1.33)	(2.63)

Net asset value, end of period	$24.81	$24.02	$23.68	$26.36	$24.35

Total return[5]	9.69%	7.19%	(5.54)%	13.84%	(2.23)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$513,193	$100,371	$18,305	$36,036	$45,706

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.61%	1.89%	2.01%	2.06%	1.92%
After fees waived and expenses absorbed/recovered[6]	1.61%	1.67%	1.71%	1.82%	1.83%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	3.37%	1.26%	1.43%	3.35%	1.57%
After fees waived and expenses absorbed/recovered	3.37%	1.48%	1.74%	3.59%	1.66%

Portfolio turnover rate	215%	254%	190%	170%	223%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.07% for the year ended September 30, 2024. For the years ended 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.12%, 0.17%, 0.27%, and 0.31%, respectively.

See accompanying Notes to Financial Statements.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Note 1 – Organization

First Trust Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. On January 31, 2024, the Merger Arbitrage Fund commenced public offerings of Class C shares.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

On November 14, 2022, the Multi-Strategy Fund commenced public offerings of Class C shares.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and ask prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the securities were upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. First Trust Portfolios L.P. (the “Distributor”) is under no duty to verify any valuations of the Funds’ investments.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions monthly based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. Each Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Monthly

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%

The Advisor has engaged Palmer Square Capital Management, LLC and Vest Financial, LLC (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees. Effective April 22, 2024, Glenmede Investment Management, LP no longer serves as a Sub-Advisor to the Multi-Strategy Fund.

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class C Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	2.60%	1.55%
Multi-Strategy Fund	1.85%	2.60%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2025 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2024, are reported as “Fund services fees” on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”) and is an affiliate of the Advisor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the year ended September 30, 2024, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended September 30, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended September 30, 2024, are reported on the Statements of Operations.

The Advisor reimbursed the Multi-Strategy Fund $979 for losses from a trade error during this fiscal period. This amount is reported on the Fund’s Statements of Operations, Statements of Changes, and Financial Highlights under the caption “Net increase from payments by affiliates.”

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the year ended September 30, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 4 – Federal Income Taxes

At September 30, 2024, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$1,380,611,757	$508,070,543

Gross unrealized appreciation	$14,098,287	$39,632,024
Gross unrealized depreciation	(6,088,917)	(36,073,553)
Net unrealized appreciation (depreciation) on investments	$8,009,370	$3,558,471

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Merger Arbitrage Fund	$(52,720)	$52,720
Multi-Strategy Fund	74,652	(74,652)

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$74,172,210	$5,295,658
Undistributed long-term capital gains	4,331,615	-
Accumulated earnings	78,503,825	5,295,658

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on investments	8,009,370	3,558,471
Unrealized appreciation (depreciation) on foreign currency	(333,032)	(25,357)
Unrealized deferred compensation	(73,184)	(13,497)
Total accumulated earnings (accumulated deficit)	$86,106,979	$8,815,275

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The tax character of distributions paid during the years ended September 30, 2024 and 2023 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2024	2023	2024	2023
Ordinary income	$76,244,380	$19,702,459	$19,299,320	$995,222
Net long-term capital gains	-	1,077,295	-	-
Return of Capital	-	-	-	1,536,904
Total taxable distributions	$76,244,380	$20,779,754	$19,299,320	$2,532,126

As of September 30, 2024, the Merger Arbitrage Fund and Multi-Strategy Fund had no capital loss carryovers.

During the year ended September 30, 2024, the Multi-Strategy Fund utilized $815,634 of capital loss carryovers.

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended September 30, 2024 and 2023, the Fund received $29,132 and $114,796, respectively, in redemption fees.

The Multi-Strategy Fund may impose a maximum deferred sales charge of 0.50% and 1.00%, respectively, of the total redemption amount on Class A Shares and Class C Shares, respectively, redeemed within 12 months of the date of purchase. For the year ended September 30, 2024, the Fund received $598 in deferred sales charges.

Note 6 – Investment Transactions

For the year ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$4,915,957,073	$5,325,183,128	$892,420,911	$1,013,256,074
Multi-Strategy Fund	542,449,839	313,906,923	52,894,297	46,648,531

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their shares.  With respect to Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I does not pay any distribution fees.

For the year ended September 30, 2024, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A and Class C shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended September 30, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value:

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks	$1,372,336,419	$-	$4	$1,372,336,423
Rights	54,525	-	293,496	348,021
Units	37,833,725	-	4	37,833,729
Short-Term Investments	61,985,532	-	-	61,985,532
Warrants	236,760	-	-	236,760
Total Investments	$1,472,446,961	$-	$293,504	$1,472,740,465

Liabilities
Securities Sold Short
Common Stocks*	$84,114,443	$-	$-	$84,114,443
Total Securities Sold Short	84,114,443	-	-	84,114,443
Written Options Contracts	4,895	-	-	4,895
Total Securities Sold Short and Options	$84,119,338	$-	$-	$84,119,338

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Collateralized Loan Obligations	$-	$169,582,491	$-	$169,582,491
Collateralized Mortgage Obligations	-	74,091	-	74,091
Common Stocks	124,116,053	-	-	124,116,053
Rights	5,081	-	1,034	6,115
Units	3,984,843	-	-	3,984,843
Short-Term Investments	78,837,818	-	-	78,837,818
Warrants	14,035	-	-	14,035
Total Investments	206,957,830	169,656,582	1,034	376,615,446
Purchased Options Contracts	164,554,400	-	-	164,554,400
Total Investments and Options	$371,512,230	$169,656,582	$1,034	$541,169,846

Liabilities
Securities Sold Short
Common Stocks*	$9,163,197	$-	$-	$9,163,197
Total Securities Sold Short	9,163,197	-	-	9,163,197
Written Options Contracts	20,377,635	-	-	20,377,635
Total Securities Sold Short and Options	$29,540,832	$-	$-	$29,540,832

*	All common stocks and preferred stocks held in the Funds are Level 1. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Schedule of Investments.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
	Common Stock	Rights	Units
Balance as of September 30, 2023	$-	$293,496	$-
Transfers into Level 3 during the period	-	-	-
Transfers out of Level 3 during the period	-	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	(246,076)	-	(242,922)
Included in other comprehensive income	-	-	-
Purchases, sales, and principal paydowns
Net purchases	246,080	-	242,926
Net sales	-	-	-
Principal paydown	-	-	-
Balance as of September 30, 2024	$4	$293,496	$4
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(246,076)	$-	$(242,922)

Multi-Strategy Fund
	Collateralized Loan Obligations	Common Stocks	Rights	Units
Balance as of September 30, 2023	$-	$-	$1,034	$-
Transfers into Level 3 during the period	78,750	-	-	-
Transfers out of Level 3 during the period	-	-	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	3,133	(17,261)	-	(20,414)
Included in other comprehensive income	-	-	-	-
Purchases, sales, and principal paydowns
Net purchases	(81,883)	17,261	-	20,414
Net sales	-	-	-	-
Principal paydown	-	-	-	-
Balance as of September 30, 2024	$-	$-	$1,034	$-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$3,133	$(17,261)	$-	$(20,414)

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

Fund	Asset Class	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Merger Arbitrage Fund	Common Stock	$4	Asset Approach	Contingent on Transaction	N/A	N/A	N/A
Merger Arbitrage Fund	Rights	$293,496	Transaction Price	Transaction Price	$1.02	N/A	Increase
Merger Arbitrage Fund	Units	$4	Asset Approach	Contingent on Transaction	N/A	N/A	N/A
Multi-Strategy Fund	Collateralized Loan Obligations	$-	Asset Approach	Expected Remaining Distributions	N/A	N/A	N/A
Multi-Strategy Fund	Common Stock	$-	Asset Approach	Contingent on Transaction	N/A	N/A	N/A
Multi-Strategy Fund	Rights	$1,034	Transaction Price	Transaction Price	$1.02	N/A	Increase
Multi-Strategy Fund	Units	$-	Asset Approach	Contingent on Transaction	N/A	N/A	N/A

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the year ended September 30, 2024.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2024, by risk category are as follows:

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$4,895

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$164,554,400	Written options contracts, at value	$20,377,635

The effects of derivative instruments on the Statements of Operations for the year ended September 30, 2024, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(449,374)	$528,299

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$9,900,109	$1,769,422

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(95,295)	$24,184

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$82,789	$506,870

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2024, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$15,179,300
Options Contracts - Written	Average Notional Value	(38,138,600)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$838,813,700
Options Contracts - Written	Average Notional Value	(861,217,158)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the year ended September 30, 2024.

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

First Trust Merger Arbitrage Fund

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 35.9%
AA Mission Acquisition Corp. - Class A⁽¹⁾	$-	$26,682,827	$-	$-	$39,772	26,722,599	$-
Agriculture & Natural Solutions Acquisition Corp. - Class A⁽¹⁾	-	57,814,324	(28,828,230)	172,395	123,824	29,282,313	-
AI Transportation Acquisition Corp.⁽¹⁾	-	5,227,159	-	-	80,552	5,307,711	-
Aimei Health Technology Co., Ltd.⁽¹⁾	-	6,608,913	-	-	205,404	6,814,317	-
Alchemy Investments Acquisition Corp. I - Class A⁽¹⁾	1,909,200	6,338,676	(59,200)	-	330,295	8,518,971	-
Alpha Partners Technology Merger Corp.⁽²⁾	15,515,620	-	(15,710,645)	887,917	(692,892)	-	-
Alphatime Acquisition Corp.⁽¹⁾	-	4,382,964	-	-	100,161	4,483,125	-
AlphaVest Acquisition Corp.	5,547,633	-	-	-	299,163	5,846,796	-
Andretti Acquisition Corp. - Class A⁽²⁾	10,535,000	-	(10,779,980)	535,606	(290,626)	-	-
AP Acquisition Corp. - Class A⁽²⁾	11,896,446	-	(12,459,231)	923,379	(360,594)	-	-
Apollo Strategic Growth Capital II - Class A⁽²⁾	12,998,747	-	(13,106,121)	490,781	(383,407)	-	-
APx Acquisition Corp. I - Class A⁽¹⁾	3,019,163	2,972,228	(184,689)	-	577,256	6,383,958	-
Ares Acquisition Corp. - Class A⁽²⁾	32,025,332	-	(32,113,679)	1,041,246	(952,899)	-	-
Ares Acquisition Corp. II - Class A⁽¹⁾	22,373,770	24,166,100	(3,551,609)	124,418	1,540,451	44,653,130	-

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

First Trust Merger Arbitrage Fund - Continued

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 35.9%
Battery Future Acquisition Corp. - Class A(2)	10,731,673	8,022,692	(18,782,991)	105,717	(77,091)	-	-
Bayview Acquisition Corp. - Class A(1)	-	3,227,892	-	-	120,208	3,348,100	-
Bayview Acquisition Corp.(1)	-	2,248,867	-	-	52,524	2,301,391	-
BioPlus Acquisition Corp. - Class A(2)	11,440,574	-	(11,413,105)	488,544	(516,013)	-	-
Black Hawk Acquisition Corp. - Class A(1)	-	6,204,940	-	-	45,590	6,250,530	-
Bowen Acquisition Corp.(1)	-	6,104,292	-	-	172,364	6,276,656	-
Bukit Jalil Global Acquisition I Ltd.(2)	4,831,600	342,598	(5,373,903)	246,705	(47,000)	-	-
BurTech Acquisition Corp. - Class A(2)	5,558,161	2,406,761	(7,909,890)	13,328	(68,360)	-	-
Cantor Equity Partners, Inc.(1)	-	6,882,761	-	-	6,510	6,889,271	-
Cartesian Growth Corp. II(1)	11,337,862	8,805,431	(389,894)	-	1,390,782	21,144,181	-
Centurion Acquisition Corp.(1)	-	40,783,354	(17,360,520)	64,090	21,961	23,508,885	-
CF Acquisition Corp. VII - Class A(2)	12,329,664	-	(12,624,099)	837,213	(542,778)	-	-
Chenghe Acquisition Co. - Class A(2)	7,590,141	1,118,190	(8,927,899)	508,581	(289,013)	-	-
Chenghe Acquisition I Co.(1)	5,797,385	3,911,715	(5,887,169)	37,555	319,138	4,178,624	-
Chenghe Acquisition II Co.(1)	-	11,659,644	(4,605,726)	20,996	12,553	7,087,467	-
Churchill Capital Corp. V - Class A(2)	11,783,231	-	(11,778,793)	381,875	(386,313)	-	-
Compass Digital Acquisition Corp. - Class A(2)	13,653,815	5,897,221	(19,850,675)	719,614	(419,975)	-	-
Concord Acquisition Corp. II - Class A(2)	15,317,200	-	(15,805,413)	708,906	(220,693)	-	-
Concord Acquisition Corp. III - Class A(2)	3,923,485	-	(3,941,925)	11,248	7,192	-	-
Constellation Acquisition Corp. I - Class A(2)	3,819,746	330,300	(3,810,199)	-	(339,847)	-	-
Denali Capital Acquisition Corp. - Class A(2)	7,980,445	136	(7,980,445)	160,130	(160,266)	-	-
DT Cloud Acquisition Corp.(1)	-	5,866,598	-	-	109,099	5,975,697	-
DUET Acquisition Corp. - Class A(2)	4,898,925	-	(5,033,393)	120,747	13,721	-	-
Enphys Acquisition Corp. - Class A(2)	31,075,601	1,264,458	(32,454,634)	726,029	(611,454)	-	-
Eureka Acquisition Corp.(1)	-	4,178,800	-	-	2,599	4,181,399	-
Everest Consolidator Acquisition Corp. - Class A(2)	13,411,228	1	(13,764,538)	423,979	(70,670)	-	-
Feutune Light Acquisition Corp. - Class A(2)	4,351,128	-	(4,463,410)	113,406	(1,124)	-	-
Finnovate Acquisition Corp. - Class A(1)	3,295,140	4,347,472	(3,406,895)	96,168	128,489	4,460,374	-
Fintech Ecosystem Development Corp. - Class A(2)	7,980,011	-	(8,149,247)	596,790	(427,554)	-	-
Flag Ship Acquisition Corp.(1)	-	5,612,350	(61)	9	(38,222)	5,574,076	-
Forbion European Acquisition Corp. - Class A(2)	9,918,488	-	(9,881,356)	154,884	(192,016)	-	-
FTAC Emerald Acquisition Corp. - Class A(2)	19,417,798	-	(19,719,289)	360,114	(58,623)	-	-
Global Lights Acquisition Corp.(1)	-	5,419,973	-	-	147,833	5,567,806	-
Global Partner Acquisition Corp. II - Class A(2)	2,166,065	1,139,602	(3,372,738)	240,837	(173,766)	-	-
Goldenstone Acquisition Ltd.(2)	4,464,014	-	(4,667,608)	235,766	(32,172)	-	-
GP Act III Acquisition - Class A (1)	-	785	-	-	(783)	2	-
GP Act III Acquisition - Class B(1)	-	245,295	-	-	(245,293)	2	-
GP Act III Acquisition Corp. - Class A(1)	-	23,542,563	-	-	112,933	23,655,496	-
Graf Global Corp. - Class A(1)	-	22,399,408	(3,652,116)	(2,604)	38,511	18,783,199	-
Haymaker Acquisition Corp. IV	12,205,892	9,499,712	(1,890,505)	43,612	562,193	20,420,904	-
Horizon Space Acquisition I Corp.(1)	1,118,368	5,109,380	(1,025,024)	12,729	300,166	5,515,619	-
Integrated Wellness Acquisition Corp. - Class A(1)	-	4,605,934	-	-	339,782	4,945,716	-
Investcorp Europe Acquisition Corp. I - Class A(2)	10,430,330	1,037	(10,497,909)	463,305	(396,763)	-	-
Israel Acquisitions Corp.	9,633,247	-	(29,878)	1,774	563,656	10,168,799	-
JVSPAC Acquisition Corp. - Class A(1)	-	5,341,523	-	-	138,543	5,480,066	-
Keen Vision Acquisition Corp.	12,437,787	1,889,392	(1)	-	700,012	15,027,190	-
Kernel Group Holdings, Inc. - Class A(2)	5,532,490	322,704	(5,962,577)	145,771	(38,388)	-	-
Launch One Acquisition Corp.(1)	-	18,629,844	(10)	10	(23,421)	18,606,423	-
Learn CW Investment Corp. - Class A(1)	11,312,881	8,625,213	(15,264,533)	632,909	14,525	5,320,995	19,460
Legato Merger Corp. III(1)	-	18,430,798	(2,104,083)	17,623	54,819	16,399,157	-
Lionheart Holdings - Class A(1)	-	20,573,736	(1,829,944)	(2,787)	11,515	18,752,520	-
Melar Acquisition Corp. I - Class A(1)	-	15,531,243	(1,153,134)	(1,186)	(495)	14,376,428	-
Mountain & Co. I Acquisition Corp. - Class A	7,595,672	13,525,013	(7,839,859)	165,136	278,285	13,724,247	-
Nabors Energy Transition Corp. II - Class A(1)	14,797,350	13,868,226	(1,782,375)	41,911	858,896	27,784,008	-
Oak Woods Acquisition Corp. - Class A	4,841,654	888,940	-	-	360,575	6,091,169	-
Patria Latin American Opportunity Acquisition Corp. - Class A	17,365,585	4,484,895	(11,867,694)	429,285	440,342	10,852,413	-
Pearl Holdings Acquisition Corp. - Class A(2)	22,324,689	-	(22,554,774)	765,585	(535,500)	-	-
Project Energy Reimagined Acquisition Corp. - Class A(2)	10,064,919	528,001	(11,103,745)	592,671	(81,846)	-	-
PROOF Acquisition Corp. I - Class A(2)	5,609,556	-	(5,638,927)	39,461	(10,090)	-	-

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

First Trust Merger Arbitrage Fund - Continued
Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 35.9%
Pyrophyte Acquisition Corp. - Class A(1)	862,796	9,673,567	(7,888)	-	448,992	10,977,467	-
RF Acquisition Corp. - Class A(2)	4,260,000	-	(4,289,176)	337,176	(308,000)	-	-
RF Acquisition Corp. II(1)	-	9,429,668	-	-	74,965	9,504,633	-
Rigel Resource Acquisition Corp. - Class A(2)	25,069,869	1,274,820	(27,575,204)	2,001,163	(770,648)	-	-
Screaming Eagle Acquisition Corp. - Class A(2)	73,038,812	4,093,157	(78,796,979)	3,923,409	(2,258,399)	-	-
SDCL EDGE Acquisition Corp. - Class A(2)	10,766,823	2,300,263	(13,606,701)	888,206	(348,591)	-	-
SIM Acquisition Corp. I - Class A(1)	-	16,227,399	(10)	10	9,058	16,236,457	-
Slam Corp. - Class A(2)	40,324,293	8,381,291	(48,960,173)	2,891,087	(2,636,498)	-	-
Spring Valley Acquisition Corp. II - Class A	22,218,432	9,682,407	(11,083,336)	447,056	442,975	21,707,534	-
TortoiseEcofin Acquisition Corp. III - Class A(2)	30,828,586	12,698,458	(44,167,796)	899,098	(258,346)	-	-
Trajectory Alpha Acquisition Corp. - Class A(2)	4,198,995	-	(4,308,468)	151,637	(42,164)	-	-
Valuence Merger Corp. I - Class A(2)	5,717,506	620,921	(6,552,262)	384,712	(170,877)	-	-
Zalatoris II Acquisition Corp.(1)	-	6,500,644	(80,000)	(244)	300,173	6,720,573	-
						545,808,394
Rights
Specified Purpose Acquisitions - 0.0%
Flag Ship Acquisition Corp.(1)	-	-	(5,629)	5,629	50,658	50,658	-
						50,658
Units
Specified Purpose Acquisitions - 1.2%
Centurion Acquisition Corp. - Class A(1)	-	775	-	-	(773)	2	-
Centurion Acquisition Corp. - Class B(1)	-	242,151	-	-	(242,149)	2	-
Haymaker Acquisition Corp. IV(2)	10	-	(10)	10	(10)	-	-
HCM II Acquisition Corp.(1)	-	18,712,124	-	-	(22,952)	18,689,172	-
						18,689,176
Warrants - 0.0%
AA Mission Acquisition Corp.(1)	-	-	-	-	80,008	80,008	-
Haymaker Acquisition Corp. IV	137	-	-	-	(32)	105	-
Nabors Energy Transition Corp. II(1)	123,675	-	(132,795)	9,120	59,814	59,814	-
						139,927
Total	$705,574,645	$557,850,526	$(721,912,714)	$26,832,247	$(3,656,549)	$564,688,155	$19,460

*	Net of foreign withholding taxes.

(1)	Not an affiliate at the beginning of the period.

(2)	Not an affiliate at the end of the period.

First Trust Merger Arbitrage Fund
Security Description	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Common Stocks
Specified Purpose Acquisitions - 35.9%
AA Mission Acquisition Corp. - Class A(1)	-	2,666,926	-	2,666,926
Agriculture & Natural Solutions Acquisition Corp. - Class A(1)	-	5,675,059	(2,845,850)	2,829,209
AI Transportation Acquisition Corp.(1)	-	506,461	-	506,461
Aimei Health Technology Co., Ltd.(1)	-	649,911	-	649,911
Alchemy Investments Acquisition Corp. I - Class A(1)	185,000	597,634	-	782,634
Alpha Partners Technology Merger Corp.(2)	1,465,812	-	(1,465,812)	-
Alphatime Acquisition Corp.(1)	-	400,279	-	400,279
AlphaVest Acquisition Corp.	524,847	-	-	524,847
Andretti Acquisition Corp. - Class A(2)	980,000	-	(980,000)	-
AP Acquisition Corp. - Class A(2)	1,083,465	-	(1,083,465)	-
Apollo Strategic Growth Capital II - Class A(2)	1,236,798	-	(1,236,798)	-
APx Acquisition Corp. I - Class A(1)	275,220	264,878	-	540,098
Ares Acquisition Corp. - Class A(2)	2,976,332	-	(2,976,332)	-
Ares Acquisition Corp. II - Class A(1)	2,178,556	2,249,632	(305,092)	4,123,096

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

First Trust Merger Arbitrage Fund - Continued

Security Description	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Common Stocks
Specified Purpose Acquisitions - 35.9%
Battery Future Acquisition Corp. - Class A(2)	986,367	733,959	(1,416,367)	303,959
Bayview Acquisition Corp. - Class A(1)	-	320,086	-	320,086
Bayview Acquisition Corp.(1)	-	223,003	-	223,003
BioPlus Acquisition Corp. - Class A(2)	1,056,378	-	(1,056,378)	-
Black Hawk Acquisition Corp. - Class A(1)	-	611,000	-	611,000
Bowen Acquisition Corp.(1)	-	583,875	-	583,875
Bukit Jalil Global Acquisition I Ltd.(2)	470,000	32,661	(502,661)	-
BurTech Acquisition Corp. - Class A(2)	525,843	215,853	(19,886)	721,810
Cantor Equity Partners, Inc.(1)	-	687,552	-	687,552
Cartesian Growth Corp. II(1)	1,049,802	795,240	-	1,845,042
Centurion Acquisition Corp.(1)	-	4,078,183	(1,729,643)	2,348,540
CF Acquisition Corp. VII - Class A(2)	1,152,305	-	(1,128,179)	24,126
Chenghe Acquisition Co. - Class A(2)	700,844	102,031	(802,875)	-
Chenghe Acquisition I Co.(1)	527,035	360,536	(527,034)	360,537
Chenghe Acquisition II Co.(1)	-	1,165,806	(458,474)	707,332
Churchill Capital Corp. V - Class A(2)	1,133,003	-	(1,133,003)	-
Compass Digital Acquisition Corp. - Class A(2)	1,301,603	561,575	(1,863,178)	-
Concord Acquisition Corp. II - Class A(2)	1,490,000	-	(1,490,000)	-
Concord Acquisition Corp. III - Class A(2)	369,443	-	(369,443)	-
Constellation Acquisition Corp. I - Class A(2)	354,008	30,000	-	384,008
Denali Capital Acquisition Corp. - Class A(2)	730,810	-	(730,810)	-
DT Cloud Acquisition Corp.(1)	-	579,602	-	579,602
DUET Acquisition Corp. - Class A(2)	457,416	-	(457,416)	-
Enphys Acquisition Corp. - Class A(2)	2,959,581	117,449	(3,077,030)	-
Eureka Acquisition Corp.(1)	-	415,646	-	415,646
Everest Consolidator Acquisition Corp. - Class A(2)	1,239,485	-	(1,239,485)	-
Feutune Light Acquisition Corp. - Class A(2)	407,409	-	(407,409)	-
Finnovate Acquisition Corp. - Class A(1)	302,584	386,942	(304,014)	385,512
Fintech Ecosystem Development Corp. - Class A(2)	750,001	-	(750,001)	-
Flag Ship Acquisition Corp.(1)	-	556,301	(6)	556,295
Forbion European Acquisition Corp. - Class A(2)	905,798	-	(905,798)	-
FTAC Emerald Acquisition Corp. - Class A(2)	1,856,386	-	(1,856,386)	-
Global Lights Acquisition Corp.(1)	-	532,295	-	532,295
Global Partner Acquisition Corp. II - Class A(2)	200,006	-	(200,006)	-
Goldenstone Acquisition Ltd.(2)	416,808	-	(416,808)	-
GP Act III Acquisition - Class A (1)	-	196,235	-	196,235
GP Act III Acquisition - Class B(1)	-	245,295	-	245,295
GP Act III Acquisition Corp. - Class A(1)	-	2,351,441	-	2,351,441
Graf Global Corp. - Class A(1)	-	2,241,954	(365,473)	1,876,481
Haymaker Acquisition Corp. IV	1,200,186	897,700	(182,229)	1,915,657
Horizon Space Acquisition I Corp.(1)	106,107	479,829	(93,470)	492,466
Integrated Wellness Acquisition Corp. - Class A(1)	-	419,484	-	419,484
Investcorp Europe Acquisition Corp. I - Class A(2)	958,670	89	(457,631)	501,128
Israel Acquisitions Corp.	913,104	-	(2,737)	910,367
JVSPAC Acquisition Corp. - Class A(1)	-	529,987	-	529,987
Keen Vision Acquisition Corp.	1,215,815	180,764	-	1,396,579
Kernel Group Holdings, Inc. - Class A(2)	521,933	30,019	(551,952)	-
Launch One Acquisition Corp.(1)	-	1,866,242	(1)	1,866,241
Learn CW Investment Corp. - Class A(1)	1,066,247	786,972	(1,369,052)	484,167
Legato Merger Corp. III(1)	-	1,817,195	(208,646)	1,608,549
Lionheart Holdings - Class A(1)	-	2,058,343	(183,091)	1,875,252
Melar Acquisition Corp. I - Class A(1)	-	1,553,794	(115,432)	1,438,362
Mountain & Co. I Acquisition Corp. - Class A	678,185	1,176,344	(686,508)	1,168,021
Nabors Energy Transition Corp. II - Class A(1)	1,455,000	1,316,466	(162,639)	2,608,827
Oak Woods Acquisition Corp. - Class A	463,760	84,500	-	548,260
Patria Latin American Opportunity Acquisition Corp. - Class A	1,580,126	409,780	(1,055,159)	934,747
Pearl Holdings Acquisition Corp. - Class A(2)	2,082,527	-	(2,082,527)	-
Project Energy Reimagined Acquisition Corp. - Class A(2)	960,393	50,000	(1,010,393)	-
PROOF Acquisition Corp. I - Class A(2)	522,305	-	(522,305)	-

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

First Trust Merger Arbitrage Fund - Continued
Security Description	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Common Stocks
Specified Purpose Acquisitions - 35.9%
Pyrophyte Acquisition Corp. - Class A(1)	79,083	874,650	-	953,733
RF Acquisition Corp. - Class A(2)	400,000	-	(400,000)	-
RF Acquisition Corp. II(1)	-	939,193	-	939,193
Rigel Resource Acquisition Corp. - Class A(2)	2,302,100	116,052	(2,418,152)	-
Screaming Eagle Acquisition Corp. - Class A(2)	6,982,678	382,542	(7,365,220)	-
SDCL EDGE Acquisition Corp. - Class A(2)	1,015,738	214,018	(1,229,756)	-
SIM Acquisition Corp. I - Class A(1)	-	1,625,272	(1)	1,625,271
Slam Corp. - Class A(2)	3,740,658	760,287	(3,740,658)	760,287
Spring Valley Acquisition Corp. II - Class A	2,076,489	878,038	(1,021,532)	1,932,995
TortoiseEcofin Acquisition Corp. III - Class A(2)	2,941,659	1,164,845	(4,106,504)	-
Trajectory Alpha Acquisition Corp. - Class A(2)	399,144	-	(399,144)	-
Valuence Merger Corp. I - Class A(2)	514,627	55,680	(570,307)	-
Zalatoris II Acquisition Corp.(1)	-	610,054	(7,312)	602,742

Rights
Specified Purpose Acquisitions - 0.0%
Flag Ship Acquisition Corp.(1)	-	511,700	(51,170)	460,530

Units
Specified Purpose Acquisitions - 1.2%
Centurion Acquisition Corp. - Class A(1)	-	193,720	-	193,720
Centurion Acquisition Corp. - Class B(1)	-	242,151	-	242,151
Haymaker Acquisition Corp. IV(2)	1	-	(1)	-
HCM II Acquisition Corp.(1)	-	1,870,788	-	1,870,788

Warrants - 0.0%
AA Mission Acquisition Corp.(1)	-	1,333,463	-	1,333,463
Haymaker Acquisition Corp. IV	653	-	-	653
Nabors Energy Transition Corp. II(1)	727,500	-	(62,900)	664,600
Total	67,153,633	56,565,261	(64,157,541)	59,561,353

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

First Trust Multi Strategy Fund
	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.4%
Palmer Square CLO Ltd.(1)	$-	$2,004,400	$(14)	$-	$(4,386)	$2,000,000	$-
Palmer Square Loan Funding Ltd.	78,750	-	(81,883)	-	3,133	-	-
Total	$78,750	$2,004,400	$(81,897)	$-	$(1,253)	$2,000,000	$-

First Trust Multi Strategy Fund
	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Palmer Square CLO Ltd.(1)	-	2,000,000	-	2,000,000
Palmer Square Loan Funding Ltd.	500,000	-	-	500,000
Total	500,000	2,000,000	-	2,500,000

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the beginning of the period.

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 16 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024

Effective November 18, 2024, the Merger Arbitrage Fund has lowered the maximum sales charge for Class A shares from 5.75% to 4.50% and revised the sales charge and dealer reallowance schedules with respect to Class A Shares of the Merger Arbitrage Fund, which vary by the amount invested. In connection with these revisions, no sales charge is applied to investments in Class A Shares of $250,000 or more (previously, $1 million or more); however, to the extent a finder’s fee was paid, a contingent deferred sales charge will be imposed on certain redemptions of such shares within 12 months of the date of purchase. In addition, the amount of such contingent deferred sales charge is lowered from 1.00% to 0.50%.

Effective November 18, 2024, the redemption fee for the Merger Arbitrage Fund was removed.

Effective November 18, 2024, the minimum initial investment for the Merger Arbitrage Fund’s Class I shares was lowered from $500,000 to $100,000 and the minimum initial investment for the Merger Arbitrage Fund’s Class A shares was increased from $1,000 to $5,000.

Effective November 18, 2024, the Funds’ Class C shares will convert automatically to Class A shares of the Fund on a monthly basis in the month of the 7-year anniversary (or the following month if the 7-year anniversary is after the last business day of the month) of the Class C shares’ purchase date.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of First Trust Capital Management Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First Trust Merger Arbitrage Fund and First Trust Multi-Strategy Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 29, 2024

First Trust Capital Management Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the year ended September 30, 2024, 4.87% and 1.28% of dividends to be paid from net investment income, including short-term capital gains (if any) from the Merger Arbitrage Fund and Multi-Strategy Fund, respectively, are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended September 30, 2024, 5.71% and 1.03% of the dividends to be paid from net investment income, including short-term capital gains (if any) from the Merger Arbitrage Fund and Multi-Strategy Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Shareholder meeting results

A special meeting of shareholders of the First Trust Multi-Strategy Fund, a series of Investment Managers Series Trust II was held on February 22, 2024 (the "Meeting"). The Meeting was held for the following purposes:

Proposal 1: To Approve a new investment sub-advisory agreement between First Trust Capital Management L.P. and Vest Financial LLC with respect to the Fund. The results of voting were as follows:

Shares Voted
For	2,987,710
Against	49,405
Abstain	601,115
Total	3,638,230

Proposal 2: To Approve to modified manager-of-managers structure for the Fund that would permit First Trust Capital Management L.P. to enter into and materially amend sub-advisory agreements with affiliated sub-advisors, in addition to unaffiliated sub-advisors, without obtaining shareholder approval. The results of voting were as follows:

Shares Voted
For	2,934,054
Against	100,329
Abstain	603,848
Total	3,638,231

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

Board Consideration of the Investment Advisory Agreement, Amended Sub-Advisory Agreement, and Amended Investment Advisory Agreement

At an in-person meeting held on April 17, 2024 (the “April Meeting”), the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Trust Capital Management L.P. (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	First Trust Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and

●	First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”).

At the April Meeting, the Board, including the Independent Trustees, also reviewed and unanimously approved an amended and restated sub-advisory agreement (the “Amended Sub-Advisory Agreement”) between the Advisor and Vest Financial, LLC (“Vest Financial”) with respect to the Multi-Strategy Fund, in connection with a proposal by the Advisor to change the fee split between the Advisor and Vest Financial. The Amended Sub-Advisory Agreement would be identical in all material respects to the existing sub-advisory agreement between the Advisor and Vest Financial with respect to the Multi-Strategy Fund (the “Sub-Advisory Agreement”), except that under the Sub-Advisory Agreement, the Advisor retains a fee equal to 0.85% of the Fund’s average daily net assets and Vest Financial receives a fee equal to 0.35% of the Fund’s average daily net assets, and under the Amended Sub-Advisory Agreement, the Advisor would retain a fee equal to 0.90% of the Fund’s average daily net assets and Vest Financial would receive a fee equal to 0.30% of the Fund’s average daily net assets. The Sub-Advisory Agreement had been approved for an initial two-year term at the Board’s meeting held on November 21, 2023.

At an in-person meeting held on July 23-24, 2024 (the “July Meeting”), the Board, including the Independent Trustees, reviewed and unanimously approved an amended and restated investment advisory agreement (the “Amended Advisory Agreement”) between the Trust and the Advisor with respect to the Merger Arbitrage Fund, in connection with a proposal by the Advisor to add breakpoints in the Fund’s advisory fee at $2 billion in assets, at which point the advisory fee would be reduced from 1.25% to 1.20%, and at $3 billion in assets, at which point the advisory fee would be reduced from 1.20% to 1.15%.

In approving renewal of the Advisory Agreement, approving the Amended Sub-Advisory Agreement, and approving the Amended Advisory Agreement, the Board, including the Independent Trustees, determined that each such renewal and approval was in the best interests of each Fund and its shareholders, as applicable.

Advisory Agreement

Background

In advance of the April Meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each, a “Fund Universe”) for various periods ended January 31, 2024; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●	The Merger Arbitrage Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Event Driven Fund Universe median returns and the Bloomberg U.S. Aggregate Bond Index returns. The Fund’s total return for the one-year period was above the Bloomberg Index return, but below the Peer Group and Fund Universe median returns by 0.12% and 1.29%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●	The Multi-Strategy Fund’s annualized total returns for the one-, five-, and ten-year periods were above the Peer Group and Multistrategy Fund Universe median returns and the ICE BofA 3-Month U.S. Treasury Bill Index returns. For the three-year period, the Fund’s annualized total return was above the ICE BofA Index return, but below the Fund Universe and Peer Group median returns by 0.11% and 0.17%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of funds (which is the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods; and its risk-adjusted returns, as measured by its Sharpe ratio, ranked it in the first quartile of the funds in the Peer Group and Fund Universe for the one- and ten-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Funds were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Merger Arbitrage Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Event Driven Fund Universe medians by 0.138% and 0.15%, respectively. The Board considered that the Advisor manages assets for (i) a private fund, (ii) a sub-advised account in an ETF, (iii) a separately managed account within the Fund, and (iv) a separately managed account in a closed-end multi-strategy fund, each with similar objectives and policies as the Fund. The Board noted that each of those accounts has different restrictions than the Fund with respect to position sizing, restricted securities/sectors, and leverage, and as a result, those accounts have differing fee structures. The Board observed that the Fund’s advisory fee was higher than each of those other accounts, but considered that (i) the private fund pays only a performance-based fee and therefore could pay higher overall fees than the Fund, depending on the private fund’s performance; (ii) the ETF charges a unitary management fee and the Advisor is paid 50% of that fee minus the ETF’s expenses for sub-advisory services; (iii) the Advisor’s management fee for managing the arbitrage sleeve within the Fund is effectively the Advisor’s advisory fee after paying the Fund’s sub-advisors; and (iv) the Advisor’s management fee for the closed-end multi-strategy fund is effectively the Advisor’s advisory fee after paying the fund’s sub-advisors. The Board also observed that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund that the Advisor manages. The Board also noted that the Fund’s advisory fee was within the range of the advisory fee paid by the Multi-Strategy Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than both the Peer Group and Fund Universe medians by 0.01%. The Trustees considered that the Fund’s total net expenses were not in the highest quartile of those funds in the Peer Group or the Fund Universe.

●	The Multi-Strategy Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group median, but slightly higher than the Multistrategy Fund Universe median by 0.01%. The Board observed that the Advisor charges a lower advisory fee to one other registered fund with a multialternative strategy that has similar objectives and policies as the Fund, and noted the Advisor’s assertion that the lower advisory fee is appropriate for that fund due to its fund-of-funds structure. The Board also considered that the Fund’s advisory fee was lower than the advisory fee paid by the Merger Arbitrage Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.12%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended January 31, 2024, noting that the Advisor had agreed to maintain an expense limitation arrangement for each Fund through January 31, 2025. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board concluded that the profits of the Advisor from its relationship with each Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of its relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Merger Arbitrage Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. With respect to the Merger Arbitrage Fund, the Board noted that although there were no advisory fee breakpoints, the Fund’s capacity is likely to be constrained based on the investment objectives and strategies of the Fund and therefore, the Advisor did not expect to realize economies of scale with respect to the Fund. With respect to the Multi-Strategy Fund, the Board noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Amended Sub-Advisory Agreement

At the April Meeting, the Board also considered the Amended Sub-Advisory Agreement between the Advisor and Vest Financial with respect to the Multi-Strategy Fund. The Board recalled that it had initially approved the Sub-Advisory Agreement between the Advisor and Vest Financial at its meeting on November 21, 2023, that Vest Financial had replaced Glenmede Investment Management, LP (“Glenmede”) as one of the Fund’s sub-advisors, and that pursuant to the Sub-Advisory Agreement, Vest Financial received a sub-advisory fee of 0.35%, which was the same sub-advisory fee previously earned by Glenmede. In considering the Amended Sub-Advisory Agreement, the Board noted that the Advisor had initially negotiated a 0.30% sub-advisory fee with Vest Financial, but that the Board did not approve that lower sub-advisory fee when it initially approved the Sub-Advisory Agreement because it had not received prior notice of and the reasons supporting the lower sub-advisory fee. The Board noted that the Advisor was now recommending the change to the fee split between the Advisor and Vest Financial, and the Board considered the Advisor’s assertions that (i) the Advisor had heightened oversight and increased participation in the decision-making process and interactions with Vest Financial with respect to its portfolio, relative to Glenmede’s management of the portfolio; (ii) given the Fund’s significant growth in assets over the past year and the Advisor’s ability to add and replace sub-advisors pursuant to its manager of manager’s exemptive order, the Advisor may need to engage additional sub-advisors, which would require increased work to manage portfolio allocations and provide oversight, and that although some sub-advisors may receive a higher sub-advisory fee, the Advisor’s advisory fee would not change; and (iii) the proposed sub-advisory fee reduction from 0.35% to 0.30% would have a modest impact on the advisory fee received by the Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the proposed compensation payable to Vest Financial under the Amended Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services Vest Financial provides to the Multi-Strategy Fund. Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Amended Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Amended Sub-Advisory Agreement.

Amended Advisory Agreement

Background

In advance of the July Meeting, the Board received information about the Merger Arbitrage Fund and the Amended Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index, the Peer Group and the Event Driven Fund Universe for the one-, three-, and five-year periods ended January 31, 2024; and reports comparing the proposed investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Amended Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Amended Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Amended Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Merger Arbitrage Fund, the meeting materials indicated that the Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Event Driven Fund Universe median returns and the Bloomberg U.S. Aggregate Bond Index returns. The Fund’s total return for the one-year period was above the Bloomberg Index return, but below the Peer Group and Fund Universe median returns by 0.12% and 1.29%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Merger Arbitrage Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the Advisor’s organization and operations, the Advisor’s commitment to the maintenance and growth of the Fund’s assets, and the Advisor’s compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the proposed investment advisory fee to be paid by the Merger Arbitrage Fund, the meeting materials indicated that the proposed advisory fee (gross of fee waivers) was above the Peer Group and Fund Universe medians by 0.088% and 0.10%, respectively. The Board considered that the Advisor manages assets for (i) a private fund, (ii) a sub-advised account in an ETF, (iii) a separately managed account within the Multi-Strategy Fund, and (iv) a separately managed account in a closed-end multi-strategy fund, each with similar objectives and policies as the Fund. The Board noted that each of those accounts has different restrictions than the Fund with respect to position sizing, restricted securities/sectors, and leverage, and as a result, those accounts have differing fee structures. The Board observed that the Fund’s proposed advisory fee was higher than each of those other accounts, but considered that (i) the private fund pays only a performance-based fee and therefore could pay higher overall fees than the Fund, depending on the private fund’s performance; (ii) the ETF charges a unitary management fee and the Advisor is paid 50% of that fee minus the ETF’s expenses for sub-advisory services; (iii) the Advisor’s management fee for managing the arbitrage sleeve within the Multi-Strategy Fund is effectively the Advisor’s advisory fee after paying the Fund’s sub-advisors; and (iv) the Advisor’s management fee for the closed-end multi-strategy fund is effectively the Advisor’s advisory fee after paying the fund’s sub-advisors. The Board also observed that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund that the Advisor manages. The Board also noted that the Fund’s proposed advisory fee was within the range of the advisory fee paid by the Multi-Strategy Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than both the Peer Group and Fund Universe medians by 0.01%. The Trustees considered that the Fund’s total net expenses were not in the highest quartile of those funds in the Peer Group or the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the proposed compensation payable to the Advisor under the Amended Advisory Agreement would be fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended January 31, 2024, noting that the Advisor had agreed to maintain an expense limitation arrangement for the Fund through January 31, 2025. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board concluded that the profits of the Advisor from its relationship with the Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of its relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board further considered the extent to which the Advisor may realize economies of scale as the Fund grows larger, and if such economies of scale exist, whether they have been appropriately shared with the Fund and its shareholders. In this regard, the Board considered previous discussions with the Advisor about the Fund’s capacity constraints based on the investment objectives and strategies of the Fund and that the Advisor did not expect to realize economies of scale with respect to the Fund. Based on its review, the Board concluded that the proposed fee structure, taking into account the advisory fee breakpoints, was acceptable and reflected the Advisor’s willingness to share potential economies of scale with the Fund’s shareholders.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Amended Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Amended Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/9/2024